American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Equity Fund
November 30, 2024

Avantis International Equity Fund - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.9%
Australia — 7.1%
29Metals Ltd.(1)(2)	7,709	1,845
Accent Group Ltd.(2)	11,453	18,483
Adairs Ltd.(2)	1,603	2,789
Aeris Resources Ltd.(1)(2)	42,009	4,956
AGL Energy Ltd.	6,468	47,327
Alkane Resources Ltd.(1)(2)	15,781	5,111
Alliance Aviation Services Ltd.(1)	1,918	3,481
ALS Ltd.	3,419	34,880
Amotiv Ltd.(2)	2,813	19,169
AMP Ltd.	105,215	107,355
Amplitude Energy Ltd.(1)	77,024	9,059
Ampol Ltd.	6,760	128,480
Ansell Ltd.	814	17,660
ANZ Group Holdings Ltd.	34,956	712,452
APA Group	15,429	72,808
Appen Ltd.(1)(2)	340	531
ARB Corp. Ltd.(2)	1,547	42,994
Aristocrat Leisure Ltd.	5,270	233,705
ARN Media Ltd.	1,854	863
ASX Ltd.(2)	1,086	46,892
Atlas Arteria Ltd.	11,695	36,705
Aurelia Metals Ltd.(1)	47,081	5,243
Aurizon Holdings Ltd.	61,698	136,303
Austal Ltd.(1)(2)	8,146	16,997
Australian Agricultural Co. Ltd.(1)	2,182	1,948
Australian Clinical Labs Ltd.	1,433	3,246
Australian Ethical Investment Ltd.	906	2,988
Australian Finance Group Ltd.(2)	3,111	3,118
Baby Bunting Group Ltd.	1,932	2,229
Bank of Queensland Ltd.(2)	17,390	78,409
Bapcor Ltd.(2)	7,332	21,634
Beach Energy Ltd.	81,937	65,879
Bega Cheese Ltd.	7,118	24,601
Bendigo & Adelaide Bank Ltd.	13,647	119,745
BHP Group Ltd., ADR	23,788	1,252,438
BlueScope Steel Ltd.	15,101	218,811
Brambles Ltd.	26,483	329,724
Breville Group Ltd.(2)	1,595	35,075
Brickworks Ltd.	1,087	18,666
Capricorn Metals Ltd.(1)	15,040	63,982
CAR Group Ltd.	3,074	83,549
Cedar Woods Properties Ltd.	1,766	6,597
Cettire Ltd.(1)(2)	10,014	7,907
Challenger Ltd.	11,808	48,099
Champion Iron Ltd.(2)	15,914	59,829
Cleanaway Waste Management Ltd.	4,609	8,679
Coast Entertainment Holdings Ltd.(1)(2)	1,272	357
Cochlear Ltd.	509	101,352
Codan Ltd.	230	2,355

Coles Group Ltd.	24,464	297,104
Collins Foods Ltd.	1,103	6,199
Commonwealth Bank of Australia	11,271	1,170,089
Computershare Ltd.	8,688	181,016
Coronado Global Resources, Inc.	22,324	13,540
Credit Corp. Group Ltd.(2)	1,437	16,711
CSL Ltd.	1,931	356,003
Data#3 Ltd.	4,586	23,367
Deep Yellow Ltd.(1)(2)	23,459	18,485
Deterra Royalties Ltd.	10,305	25,306
Domino's Pizza Enterprises Ltd.(2)	834	17,794
Downer EDI Ltd.	10,023	37,734
Eagers Automotive Ltd.(2)	3,210	23,692
Elders Ltd.(2)	5,267	26,862
Emeco Holdings Ltd.(1)(2)	5,966	3,426
Endeavour Group Ltd.	27,982	79,972
Evolution Mining Ltd.	51,179	169,466
EVT Ltd.(2)	2,827	21,163
FleetPartners Group Ltd.(1)	5,402	11,188
Flight Centre Travel Group Ltd.(2)	1,652	18,915
Fortescue Ltd.	26,120	323,820
Genesis Minerals Ltd.(1)	18,534	30,745
Gold Road Resources Ltd.	24,253	29,624
GrainCorp Ltd., A Shares	3,047	15,561
Grange Resources Ltd.	38,316	6,385
GWA Group Ltd.	2,433	3,687
Hansen Technologies Ltd.	2,687	10,201
Harvey Norman Holdings Ltd.(2)	25,322	78,891
Healius Ltd.(1)(2)	2,245	2,031
Helia Group Ltd.	19,452	56,962
HUB24 Ltd.	1,022	50,447
Humm Group Ltd.	743	316
IDP Education Ltd.(2)	2,177	18,217
IGO Ltd.	10,398	33,091
Iluka Resources Ltd.	11,247	41,151
Incitec Pivot Ltd.	37,058	77,827
Infomedia Ltd.	4,782	4,306
Inghams Group Ltd.	13,930	28,233
Insignia Financial Ltd.	13,792	28,380
Insurance Australia Group Ltd.	12,174	67,859
James Hardie Industries PLC(1)	6,354	236,728
JB Hi-Fi Ltd.	3,824	227,569
Johns Lyng Group Ltd.(2)	4,602	12,596
Judo Capital Holdings Ltd.(1)(2)	27,847	36,390
Jumbo Interactive Ltd.	936	8,548
Jupiter Mines Ltd.(2)	20,273	1,988
Karoon Energy Ltd.(2)	50,463	43,911
Lendlease Corp. Ltd.(2)	13,960	65,483
Leo Lithium Ltd.(1)(2)	33,200	217
Lifestyle Communities Ltd.(2)	1,709	10,109
Lovisa Holdings Ltd.(2)	2,065	39,800
Lynas Rare Earths Ltd.(1)(2)	10,025	45,225
Macmahon Holdings Ltd.	6,093	1,453
Macquarie Group Ltd.	2,946	445,565
Magellan Financial Group Ltd.	8,366	59,902

Mayne Pharma Group Ltd.(1)	2,120	7,069
McMillan Shakespeare Ltd.	2,289	22,548
Medibank Pvt Ltd.	41,677	104,083
Metcash Ltd.	32,632	66,551
Mineral Resources Ltd.(2)	4,859	107,226
Monadelphous Group Ltd.	3,593	30,026
Mount Gibson Iron Ltd.(1)	15,532	3,093
Myer Holdings Ltd.(2)	36,580	25,382
MyState Ltd.(2)	613	1,647
National Australia Bank Ltd.	30,367	777,337
Netwealth Group Ltd.	1,149	23,159
Neuren Pharmaceuticals Ltd.(1)	4,504	36,825
New Hope Corp. Ltd.(2)	28,128	86,478
NEXTDC Ltd.(1)	4,488	47,874
nib holdings Ltd.	15,340	56,944
Nick Scali Ltd.	2,166	19,947
Nine Entertainment Co. Holdings Ltd.(2)	24,862	20,441
Northern Star Resources Ltd.	22,551	258,584
NRW Holdings Ltd.	21,026	53,705
Nufarm Ltd.	11,295	28,144
OFX Group Ltd.(1)	3,710	3,211
Omni Bridgeway Ltd.(1)(2)	6,182	4,150
oOh!media Ltd.	5,524	4,530
Orica Ltd.	13,223	156,676
Origin Energy Ltd.	26,182	186,009
Orora Ltd.	24,080	38,313
Pacific Current Group Ltd.	220	1,556
Paladin Energy Ltd.(1)(2)	4,495	22,455
Peet Ltd.	1,161	1,137
Perenti Ltd.	35,469	28,743
Perseus Mining Ltd.	58,475	101,209
PEXA Group Ltd.(1)	1,176	10,049
Pilbara Minerals Ltd.(1)(2)	87,326	136,933
Platinum Asset Management Ltd.	17,853	12,300
Premier Investments Ltd.	2,657	60,345
Pro Medicus Ltd.	793	130,871
PWR Holdings Ltd.(2)	1,505	8,488
Qantas Airways Ltd.(1)	10,546	60,526
QBE Insurance Group Ltd.	21,421	279,855
Qube Holdings Ltd.	39,527	102,997
Ramelius Resources Ltd.	60,479	83,198
Ramsay Health Care Ltd.	1,299	33,647
REA Group Ltd.(2)	612	100,937
Reece Ltd.	610	10,283
Regis Resources Ltd.(1)	36,080	60,558
Reliance Worldwide Corp. Ltd.	12,146	43,437
Resimac Group Ltd.	2,359	1,432
Resolute Mining Ltd.(1)	111,229	31,698
Ridley Corp. Ltd.	9,738	17,743
Rio Tinto Ltd.	4,758	368,301
Sandfire Resources Ltd.(1)(2)	16,560	112,869
Santos Ltd.	76,932	332,558
SEEK Ltd.(2)	1,698	29,075
Select Harvests Ltd.(1)	1,691	4,075
Seven West Media Ltd.(1)	35,885	3,515

SGH Ltd.(2)	2,053	66,557
Sigma Healthcare Ltd.(2)	23,896	45,142
Sims Ltd.	3,753	32,249
SiteMinder Ltd.(1)	7,630	33,048
SmartGroup Corp. Ltd.	213	1,089
Solvar Ltd.(2)	3,577	3,200
Sonic Healthcare Ltd.	9,045	169,070
South32 Ltd.	78,181	189,736
Southern Cross Media Group Ltd.	4,053	1,443
St Barbara Ltd.(1)(2)	9,352	2,082
Stanmore Resources Ltd.(2)	13,354	28,967
Star Entertainment Group Ltd.(1)(2)	134,376	17,193
Steadfast Group Ltd.	4,527	17,193
Suncorp Group Ltd.	13,317	171,430
Super Retail Group Ltd.	7,016	67,656
Superloop Ltd.(1)(2)	13,306	19,132
Syrah Resources Ltd.(1)(2)	10,036	1,448
Technology One Ltd.	6,561	129,787
Telix Pharmaceuticals Ltd.(1)	3,648	59,135
Telstra Group Ltd.	46,157	118,864
TPG Telecom Ltd.(2)	527	1,552
Transurban Group	17,713	148,297
Treasury Wine Estates Ltd.(2)	8,166	60,574
Tuas Ltd.(1)	517	1,886
Vault Minerals Ltd.(1)	277,012	63,536
Ventia Services Group Pty. Ltd.	16,171	48,141
Viva Energy Group Ltd.	31,180	53,297
Washington H Soul Pattinson & Co. Ltd.(2)	3,245	73,860
WEB Travel Group Ltd.(1)	4,563	15,401
Webjet Group Ltd.(1)	4,563	2,530
Wesfarmers Ltd.	13,222	621,486
West African Resources Ltd.(1)	32,437	32,246
Westgold Resources Ltd.(2)	31,395	58,570
Westgold Resources Ltd. (Toronto)(1)	14,134	26,450
Westpac Banking Corp.	39,310	858,224
Whitehaven Coal Ltd.	34,611	149,153
WiseTech Global Ltd.	468	39,318
Woodside Energy Group Ltd.(2)	14,051	225,375
Woodside Energy Group Ltd., ADR	5,413	86,825
Woolworths Group Ltd.	13,779	271,851
Worley Ltd.	1,148	10,419
Xero Ltd.(1)	581	66,160
Yancoal Australia Ltd.(2)	14,124	57,034
Zip Co. Ltd.(1)	59,985	134,683
		17,570,586
Austria — 0.3%
ANDRITZ AG	554	31,002
AT&S Austria Technologie & Systemtechnik AG(1)	1,130	15,786
BAWAG Group AG(1)	552	43,819
CA Immobilien Anlagen AG	255	6,444
DO & Co. AG(1)	175	29,567
Erste Group Bank AG	2,736	150,180
Eurotelesites AG(1)	616	3,126
EVN AG	1,107	28,657
Immofinanz AG(1)	996	16,640

Lenzing AG(1)	128	3,978
Oesterreichische Post AG	665	20,250
OMV AG	1,372	55,010
Porr AG	59	1,005
Raiffeisen Bank International AG	3,020	58,985
Semperit AG Holding	239	2,913
Telekom Austria AG	2,467	20,452
UNIQA Insurance Group AG	1,663	12,655
Verbund AG	551	44,023
Vienna Insurance Group AG Wiener Versicherung Gruppe	861	26,444
voestalpine AG	1,471	28,507
Wienerberger AG	1,008	28,413
		627,856
Belgium — 0.9%
Ackermans & van Haaren NV	515	102,387
Ageas SA	3,675	185,763
AGFA-Gevaert NV(1)(2)	2,083	1,694
Anheuser-Busch InBev SA, ADR(2)	5,877	316,183
Argenx SE, ADR(1)	254	156,604
Bekaert SA	1,481	51,391
bpost SA	3,655	7,340
Cie d'Entreprises CFE	208	1,322
Colruyt Group NV	1,857	84,293
Deceuninck NV	1,645	4,016
Deme Group NV	208	32,026
D'ieteren Group	333	71,218
Elia Group SA(2)	357	33,465
EVS Broadcast Equipment SA	45	1,358
Fagron	2,461	48,666
Galapagos NV, ADR(1)(2)	686	18,961
Gimv NV	622	26,696
KBC Ancora(2)	1,121	56,070
KBC Group NV	3,497	252,868
Kinepolis Group NV(2)	579	22,555
Lotus Bakeries NV	8	96,298
Melexis NV	511	30,722
Proximus SADP	5,194	33,724
Recticel SA(2)	118	1,363
Solvay SA	3,592	124,654
Syensqo SA(2)	1,500	111,672
Tessenderlo Group SA	527	12,380
UCB SA	1,277	250,422
Umicore SA(2)	3,887	42,086
VGP NV	302	25,247
		2,203,444
Canada — 11.2%
ADENTRA, Inc.	1,000	29,428
Advantage Energy Ltd.(1)	9,400	60,426
Aecon Group, Inc.	3,160	64,958
Africa Oil Corp.	8,100	11,397
Ag Growth International, Inc.	500	18,842
AGF Management Ltd., Class B	1,000	8,000
Agnico Eagle Mines Ltd.	4,028	339,663
Air Canada(1)	900	16,045
Alamos Gold, Inc., Class A	8,994	170,944

Algoma Steel Group, Inc.(2)	3,600	38,621
Algonquin Power & Utilities Corp.(2)	5,800	28,792
Alimentation Couche-Tard, Inc.	6,000	351,030
AltaGas Ltd.	1,300	31,793
Altius Minerals Corp.(2)	500	9,396
Andlauer Healthcare Group, Inc.(2)	549	16,960
ARC Resources Ltd.	19,588	361,106
Aris Mining Corp.(1)	2,600	10,010
Aritzia, Inc.(1)	2,200	73,289
Atco Ltd., Class I(2)	2,000	70,198
Athabasca Oil Corp.(1)	23,500	86,276
AtkinsRealis Group, Inc.	1,200	65,158
Atrium Mortgage Investment Corp.(2)	700	5,680
AutoCanada, Inc.(1)	1,000	13,421
B2Gold Corp.(2)	34,153	99,528
Ballard Power Systems, Inc.(1)(2)	2,100	3,105
Bank of Montreal	6,041	576,032
Bank of Nova Scotia	13,250	755,696
Barrick Gold Corp.	14,651	256,593
Bausch Health Cos., Inc.(1)	920	7,853
Baytex Energy Corp.	19,550	55,576
BCE, Inc.(2)	600	16,242
Birchcliff Energy Ltd.(2)	12,327	46,577
Bird Construction, Inc.(2)	2,700	59,494
Bitfarms Ltd.(1)(2)	6,900	15,278
Black Diamond Group Ltd.	2,000	12,400
Bombardier, Inc., Class B(1)	584	40,365
Bonterra Energy Corp.(1)	1,100	2,718
Boralex, Inc., A Shares(2)	3,000	64,583
Boyd Group Services, Inc.	299	46,143
Brookfield Asset Management Ltd., Class A(2)	1,715	98,376
Brookfield Corp.	3,950	242,747
Brookfield Renewable Corp., Class A(2)	700	22,309
Brookfield Wealth Solutions Ltd.(1)	211	12,976
BRP, Inc.	600	29,309
CAE, Inc.(1)	3,500	82,272
Calfrac Well Services Ltd.(1)	1,600	4,468
Calibre Mining Corp.(1)	12,100	21,606
Cameco Corp.	3,000	179,672
Canacol Energy Ltd.(2)	319	880
Canada Goose Holdings, Inc.(1)(2)	600	5,717
Canadian Imperial Bank of Commerce	12,175	790,303
Canadian National Railway Co.	3,732	416,743
Canadian Natural Resources Ltd.	22,000	746,716
Canadian Pacific Kansas City Ltd.	3,500	267,765
Canadian Tire Corp. Ltd., Class A	700	77,182
Canadian Utilities Ltd., A Shares(2)	2,500	64,176
Canadian Western Bank(2)	3,400	146,219
Canfor Corp.(1)	1,800	22,795
Capital Power Corp.	3,600	160,143
Capstone Copper Corp.(1)	9,500	65,683
Cardinal Energy Ltd.(2)	4,800	22,491
Cargojet, Inc.	300	25,906
Cascades, Inc.	4,200	36,359
CCL Industries, Inc., Class B	1,800	99,781

Celestica, Inc. (Toronto)(1)	3,800	326,707
Cenovus Energy, Inc.	23,538	372,896
Centerra Gold, Inc.	6,800	41,041
CES Energy Solutions Corp.	13,800	95,217
CGI, Inc.	1,700	192,433
Chorus Aviation, Inc.(1)	1,800	4,346
CI Financial Corp.	3,100	68,751
Cogeco Communications, Inc.(2)	300	14,999
Colliers International Group, Inc.	200	30,663
Computer Modelling Group Ltd.	2,700	19,786
Constellation Software, Inc.	100	338,142
Definity Financial Corp.	1,800	75,250
Descartes Systems Group, Inc.(1)	900	106,132
Docebo, Inc.(1)	400	19,925
Dollarama, Inc.	3,000	312,503
Dorel Industries, Inc., Class B(1)	500	1,582
DREAM Unlimited Corp., Class A(2)	400	7,214
Dundee Precious Metals, Inc.	4,590	43,013
Eldorado Gold Corp.(1)	6,000	95,868
Element Fleet Management Corp.	9,700	205,771
Emera, Inc.	3,800	144,992
Empire Co. Ltd., Class A	4,000	119,939
Enbridge, Inc.	8,100	350,428
Endeavour Silver Corp.(1)	7,900	33,066
Enerflex Ltd.	4,000	36,542
Enghouse Systems Ltd.	1,100	22,918
Ensign Energy Services, Inc.(1)	8,600	18,121
EQB, Inc.	1,100	88,390
Equinox Gold Corp.(1)(2)	7,893	44,876
ERO Copper Corp.(1)(2)	2,600	39,723
Evertz Technologies Ltd.	400	3,471
Exco Technologies Ltd.	100	591
Extendicare, Inc.(2)	900	6,827
Fairfax Financial Holdings Ltd.	400	567,494
Finning International, Inc.(2)	4,000	109,139
Firm Capital Mortgage Investment Corp.	600	5,061
First Majestic Silver Corp.(2)	6,000	37,199
First Mining Gold Corp.(1)	6,000	557
First National Financial Corp.(2)	400	12,582
First Quantum Minerals Ltd.(1)	18,900	258,246
FirstService Corp. (Toronto)	400	78,032
Fission Uranium Corp.(1)	12,000	7,285
Fortis, Inc.	3,328	148,780
Fortuna Mining Corp.(1)	7,799	37,601
Franco-Nevada Corp.	1,200	146,943
Freehold Royalties Ltd.(2)	4,800	47,758
Frontera Energy Corp.	1,500	8,721
Galiano Gold, Inc.(1)	1,100	1,556
Gear Energy Ltd.(2)	16,300	6,287
George Weston Ltd.	800	128,595
GFL Environmental, Inc.(2)	1,600	75,894
Gibson Energy, Inc.	3,900	65,768
Gildan Activewear, Inc.(2)	4,100	203,821
goeasy Ltd.	400	49,721
Great-West Lifeco, Inc.	3,600	129,621

Headwater Exploration, Inc.(2)	10,500	51,598
Heroux-Devtek, Inc.(1)	600	13,598
High Liner Foods, Inc.(2)	100	1,101
Hudbay Minerals, Inc.	10,962	97,793
Hut 8 Corp.(1)	1,899	53,767
Hydro One Ltd.	5,200	170,071
i-80 Gold Corp.(1)(2)	400	249
iA Financial Corp., Inc.	3,400	325,004
IAMGOLD Corp.(1)(2)	17,100	94,291
IGM Financial, Inc.	600	20,275
Imperial Oil Ltd.	3,573	264,622
Innergex Renewable Energy, Inc.(2)	6,400	39,907
Intact Financial Corp.	1,200	228,566
Interfor Corp.(1)	1,700	24,771
International Petroleum Corp.(1)	3,727	42,247
Ivanhoe Mines Ltd., Class A(1)	2,400	32,313
K92 Mining, Inc.(1)	3,300	21,496
Kelt Exploration Ltd.(1)	10,100	48,550
Keyera Corp.	5,700	187,971
Kinross Gold Corp.	41,100	402,472
Knight Therapeutics, Inc.(1)	2,400	9,034
Labrador Iron Ore Royalty Corp.	1,800	38,133
Largo, Inc.(1)(2)	600	1,247
Laurentian Bank of Canada(2)	1,000	21,178
Lightspeed Commerce, Inc.(1)	1,300	24,374
Linamar Corp.	1,300	57,077
Loblaw Cos. Ltd.	2,100	272,540
Lumine Group, Inc.(1)	300	9,107
Lundin Gold, Inc.	3,300	76,746
Lundin Mining Corp.(2)	11,400	111,879
Magna International, Inc.	5,700	259,056
Major Drilling Group International, Inc.(1)(2)	3,271	20,069
Manulife Financial Corp.	20,400	656,711
Martinrea International, Inc.(2)	2,900	21,045
Mattr Corp.(1)	4,000	36,913
MCAN Mortgage Corp.	400	5,626
MEG Energy Corp.	9,700	174,594
Methanex Corp.(2)	2,100	98,456
Metro, Inc.	2,500	162,905
MTY Food Group, Inc.(2)	200	6,821
Mullen Group Ltd.	2,800	30,919
National Bank of Canada	6,500	643,988
New Gold, Inc.(1)	28,300	78,833
North American Construction Group Ltd.	1,300	26,538
North West Co., Inc.	1,300	47,866
Northland Power, Inc.(2)	5,280	76,595
Nutrien Ltd.	6,500	303,632
NuVista Energy Ltd.(1)	6,900	66,878
Obsidian Energy Ltd.(1)	3,300	18,880
OceanaGold Corp.	18,400	58,089
Onex Corp.	1,200	97,617
Open Text Corp.	3,000	91,368
Osisko Gold Royalties Ltd.(2)	3,000	58,241
Pan American Silver Corp.(2)	7,862	174,418
Paramount Resources Ltd., A Shares	3,000	67,155

Parex Resources, Inc.	4,600	49,185
Parkland Corp.	4,000	103,282
Pason Systems, Inc.	3,200	32,387
Pembina Pipeline Corp.	5,400	222,472
PetroTal Corp.	18,500	8,325
Peyto Exploration & Development Corp.(2)	8,400	99,776
PHX Energy Services Corp.(2)	3,300	23,076
Pine Cliff Energy Ltd.	6,700	4,211
Polaris Renewable Energy, Inc.(2)	400	3,834
Power Corp. of Canada	2,705	91,117
Precision Drilling Corp.(1)	800	50,707
Premium Brands Holdings Corp.	600	33,672
Quarterhill, Inc.(1)(2)	400	471
Quebecor, Inc., Class B	1,800	42,504
RB Global, Inc.(2)	1,400	138,335
Real Matters, Inc.(1)	3,450	16,658
Restaurant Brands International, Inc.	2,200	153,225
Richelieu Hardware Ltd.	1,300	38,144
Rogers Communications, Inc., Class B	3,400	121,424
Royal Bank of Canada	10,000	1,258,241
Russel Metals, Inc.	3,000	98,482
Sandstorm Gold Ltd.(2)	2,900	16,819
Saputo, Inc.	3,600	67,112
Secure Energy Services, Inc.	11,300	127,928
Shopify, Inc., Class A(1)	4,400	508,622
Sienna Senior Living, Inc.	100	1,213
Silvercorp Metals, Inc.(2)	5,300	17,414
Softchoice Corp.(2)	1,100	18,448
South Bow Corp.(1)(2)	2,157	56,943
Spartan Delta Corp.(1)	4,800	12,137
SSR Mining, Inc.(1)(2)	2,809	16,512
Stantec, Inc.	1,700	147,251
Strathcona Resources Ltd.	271	6,163
Sun Life Financial, Inc.	4,700	289,275
Suncor Energy, Inc.	20,766	826,309
Superior Plus Corp.(2)	3,300	15,604
Surge Energy, Inc.(2)	5,700	23,206
Tamarack Valley Energy Ltd.(2)	30,100	95,887
Taseko Mines Ltd.(1)	3,500	7,150
TC Energy Corp.	10,786	525,876
Teck Resources Ltd., Class B	8,300	387,537
TELUS Corp.	3,300	51,384
TELUS Corp.	134	2,085
TFI International, Inc.	1,000	152,259
Thomson Reuters Corp.	700	114,216
Tidewater Midstream & Infrastructure Ltd.(1)(2)	8,200	820
Timbercreek Financial Corp.(2)	1,500	8,196
TMX Group Ltd.	1,500	47,430
Topaz Energy Corp.(2)	2,100	41,759
Torex Gold Resources, Inc.(1)	3,738	79,296
Toromont Industries Ltd.	1,800	147,852
Toronto-Dominion Bank	13,865	784,632
Total Energy Services, Inc.	1,600	13,348
Tourmaline Oil Corp.(2)	8,387	395,852
TransAlta Corp.	5,900	66,878

Transcontinental, Inc., Class A	1,260	15,344
Trican Well Service Ltd.	13,400	46,803
Valeura Energy, Inc.(1)(2)	8,900	39,540
Veren, Inc.	24,817	131,703
Vermilion Energy, Inc.	6,933	71,160
Wajax Corp.	500	8,475
Wesdome Gold Mines Ltd.(1)	2,200	19,218
West Fraser Timber Co. Ltd.	1,572	154,410
Western Forest Products, Inc.(1)(2)	5,000	1,607
Westshore Terminals Investment Corp.(2)	600	10,397
Wheaton Precious Metals Corp.(2)	2,600	161,789
Whitecap Resources, Inc.(2)	22,696	165,837
Winpak Ltd.	500	17,328
WSP Global, Inc.	1,000	177,829
		27,700,565
Denmark — 2.7%
Alm Brand AS	21,735	42,154
Ambu AS, Class B(1)	2,758	43,494
AP Moller - Maersk AS, A Shares	39	64,105
AP Moller - Maersk AS, B Shares	49	83,392
Bang & Olufsen AS(1)	1,614	2,237
Bavarian Nordic AS(1)	1,131	31,091
Carlsberg AS, B Shares	546	56,334
cBrain AS	582	17,237
Chemometec AS	181	12,198
Coloplast AS, B Shares	598	75,478
D/S Norden AS	1,124	34,084
Danske Bank AS	6,761	194,529
Demant AS(1)	632	24,200
Dfds AS	1,450	29,047
DSV AS	825	176,696
Genmab AS, ADR(1)	5,400	116,100
GN Store Nord AS(1)	283	5,444
H Lundbeck AS	3,924	24,486
H Lundbeck AS, A Shares	981	5,040
H&H International AS, B Shares(1)	331	3,724
ISS AS	387	7,041
Jyske Bank AS	1,112	78,453
Nilfisk Holding AS(1)	257	3,874
NKT AS(1)	2,437	188,284
Novo Nordisk AS, ADR	33,986	3,629,705
Novonesis (Novozymes) B, B Shares	4,199	246,414
Orsted AS(1)	6,369	354,585
Pandora AS	1,550	250,100
Per Aarsleff Holding AS	1,039	67,890
Ringkjoebing Landbobank AS	587	95,818
Rockwool AS, B Shares	198	72,400
Royal Unibrew AS	767	57,896
Schouw & Co. AS	638	50,381
Solar AS, B Shares	136	5,932
SP Group AS	96	4,140
Spar Nord Bank AS	2,302	45,390
Svitzer Group AS(1)	340	10,881
Sydbank AS	1,368	68,024
TORM PLC, Class A(2)	2,330	49,292

Tryg AS	3,291	75,951
Vestas Wind Systems AS(1)	7,599	118,981
Zealand Pharma AS(1)	596	61,743
		6,584,245
Finland — 0.9%
Aktia Bank OYJ	500	4,832
Anora Group OYJ(2)	109	337
Cargotec OYJ, B Shares	1,209	67,227
Citycon OYJ(1)	1,917	7,006
Elisa OYJ	1,925	87,226
Finnair OYJ(1)(2)	256	580
Fortum OYJ	6,246	94,161
Harvia OYJ	623	28,818
Huhtamaki OYJ	3,015	108,879
Kalmar OYJ, B Shares(1)	1,209	40,805
Kemira OYJ	4,309	84,722
Kesko OYJ, B Shares	6,732	133,845
Kojamo OYJ(1)	4,915	50,116
Kone OYJ, B Shares	1,921	99,604
Konecranes OYJ	1,368	92,600
Mandatum OYJ	13,826	62,200
Marimekko OYJ	1,820	23,429
Metsa Board OYJ, Class B(2)	4,677	20,783
Metso OYJ(2)	5,694	50,095
Neste OYJ	4,663	70,977
Nokia OYJ, ADR(2)	40,666	170,797
Nokian Renkaat OYJ(2)	6,290	49,000
Nordea Bank Abp	31,702	358,097
Oriola OYJ, B Shares	441	408
Orion OYJ, Class B	909	42,956
Outokumpu OYJ(2)	13,599	45,671
Puuilo OYJ	3,266	31,111
QT Group OYJ(1)(2)	801	57,922
Sampo OYJ, A Shares	1,794	76,846
Sanoma OYJ	490	3,769
Stora Enso OYJ, R Shares	10,462	101,632
TietoEVRY OYJ	97	1,732
Tokmanni Group Corp.(2)	2,347	29,316
UPM-Kymmene OYJ	2,852	75,028
Valmet OYJ(2)	1,331	31,183
Wartsila OYJ Abp	3,629	66,044
YIT OYJ(1)(2)	5,343	13,406
		2,283,160
France — 8.5%
ABC arbitrage	396	2,034
Accor SA	3,580	165,364
Aeroports de Paris SA	732	84,780
Air France-KLM(1)(2)	804	6,285
Air Liquide SA	5,755	957,259
Airbus SE	4,602	719,319
AKWEL SADIR	46	389
Alstom SA(1)(2)	1,943	43,766
Alten SA	482	38,463
Amundi SA	870	56,672
Aperam SA(2)	1,478	42,305

ArcelorMittal SA, NY Shares(2)	12,738	322,017
Arkema SA	2,469	195,906
Aubay	27	1,291
AXA SA	20,467	713,333
Ayvens SA(2)	4,580	30,113
Beneteau SACA(2)	1,248	10,492
BioMerieux	776	81,125
BNP Paribas SA	10,433	623,640
Bollore SE	14,122	87,128
Bonduelle SCA	188	1,239
Bouygues SA	4,662	138,772
Bureau Veritas SA	4,059	123,615
Capgemini SE	984	158,178
Carrefour SA(2)	13,100	199,499
Cellectis SA, ADR(1)	316	664
Cie de Saint-Gobain SA	9,901	904,054
Cie des Alpes	1,031	16,325
Cie Generale des Etablissements Michelin SCA	22,098	718,913
Clariane SE(1)(2)	1,950	3,863
Coface SA	4,209	65,108
Credit Agricole SA	19,596	262,446
Danone SA	3,575	244,529
Dassault Aviation SA	535	106,602
Dassault Systemes SE	4,201	145,005
Derichebourg SA	3,292	15,915
Edenred SE	1,558	51,572
Eiffage SA	2,632	237,645
Elis SA	3,231	65,834
Engie SA	29,235	466,033
Eramet SA(2)	355	19,026
Esker SA	87	23,967
EssilorLuxottica SA	1,512	367,527
Esso SA Francaise	168	17,759
Etablissements Maurel et Prom SA	4,068	21,546
Eurazeo SE	1,052	77,322
Euroapi SA(1)(2)	956	4,156
Eurofins Scientific SE	790	39,088
Euronext NV	633	70,628
Eutelsat Communications SACA(1)(2)	11,276	34,717
Fnac Darty SA	114	3,201
Forvia SE	2,984	25,456
Gaztransport Et Technigaz SA	1,596	232,385
Getlink SE	12,478	204,042
Hermes International SCA	176	384,142
ID Logistics Group SACA(1)	79	32,404
Imerys SA	922	27,616
Infotel SA	51	2,183
Interparfums SA	290	12,131
Ipsen SA	1,641	189,781
IPSOS SA	488	22,820
Jacquet Metals SACA	231	3,858
JCDecaux SE(1)	1,994	29,701
Kaufman & Broad SA	830	27,604
Kering SA	971	227,366
La Francaise De L'energie SACA(1)(2)	281	7,205

La Francaise des Jeux SACA	4,650	183,887
Legrand SA	2,055	206,198
LISI SA	253	5,578
L'Oreal SA	828	288,099
LVMH Moet Hennessy Louis Vuitton SE	2,092	1,311,451
Maisons du Monde SA(2)	672	2,561
Manitou BF SA	243	4,034
Mersen SA	1,007	21,095
Metropole Television SA	937	10,785
Nacon SA(1)	39	21
Neoen SA	1,623	67,843
Nexans SA	811	92,039
Nexity SA(1)(2)	2,710	33,434
Opmobility	2,929	27,011
Orange SA, ADR(2)	36,483	388,909
Pernod Ricard SA(2)	2,103	235,610
Pluxee NV(1)	1,206	25,958
Publicis Groupe SA	1,513	164,357
Pullup Entertainment(1)	53	1,156
Remy Cointreau SA	170	10,476
Renault SA	7,778	333,799
Rexel SA	4,202	108,615
Rubis SCA	1,660	39,878
Safran SA	5,290	1,234,391
Sanofi SA, ADR	13,322	645,984
Sartorius Stedim Biotech	148	28,240
Schneider Electric SE	2,227	573,722
SCOR SE	5,834	145,330
SEB SA	778	73,915
SES SA	16,651	57,414
SMCP SA(1)(2)	707	2,188
Societe BIC SA	586	39,093
Societe Generale SA	13,812	366,190
Sodexo SA	985	81,915
SOITEC(1)(2)	672	55,570
Sopra Steria Group	213	40,297
SPIE SA	1,881	59,286
STMicroelectronics NV, NY Shares	10,355	264,052
Technip Energies NV	1,372	33,764
Teleperformance SE(2)	503	47,365
Television Francaise 1 SA	741	5,670
Thales SA	1,900	284,314
TotalEnergies SE, ADR	24,824	1,439,544
Ubisoft Entertainment SA(1)(2)	5,384	70,923
Valeo SE	8,649	72,035
Vallourec SACA(1)(2)	7,735	135,866
Veolia Environnement SA	4,951	144,325
Verallia SA	3,007	80,076
Vicat SACA	827	31,301
Vinci SA	8,929	943,740
Virbac SACA	6	2,056
Vivendi SE(2)	13,665	125,623
VusionGroup(2)	151	22,801
Wavestone(2)	105	5,116

Worldline SA(1)(2)	673	4,739
X-Fab Silicon Foundries SE(1)(2)	3,679	17,512
		20,912,274
Germany — 7.0%
1&1 AG	1,290	16,230
7C Solarparken AG	2,864	5,752
Adesso SE	58	5,328
adidas AG	2,173	513,869
Allianz SE	1,871	579,195
AlzChem Group AG	429	25,715
Amadeus Fire AG	60	4,915
Aroundtown SA(1)	26,921	89,863
Atoss Software SE	212	27,878
Aurubis AG(2)	774	61,086
Auto1 Group SE(1)	2,268	31,561
BASF SE	15,120	679,465
Bayer AG	3,376	69,305
Bayerische Motoren Werke AG	3,778	280,991
Bayerische Motoren Werke AG, Preference Shares	926	63,438
BayWa AG(1)	414	3,973
Bechtle AG	2,619	86,194
Beiersdorf AG	936	121,441
Bertrandt AG	99	1,858
Bijou Brigitte AG	20	739
Borussia Dortmund GmbH & Co. KGaA	4,118	14,197
BRANICKS Group AG(1)	312	791
Brenntag SE	3,293	212,662
Carl Zeiss Meditec AG, Bearer Shares	459	27,543
Ceconomy AG(1)	4,325	14,692
Cewe Stiftung & Co. KGaA	242	24,775
Commerzbank AG	22,127	339,547
CompuGroup Medical SE & Co. KGaA	693	11,685
Continental AG	3,023	198,947
Covestro AG(1)	5,389	328,022
CTS Eventim AG & Co. KGaA	1,155	102,221
Daimler Truck Holding AG	10,421	394,998
Delivery Hero SE(1)	1,180	48,477
Dermapharm Holding SE	489	18,607
Deutsche Bank AG	34,693	590,128
Deutsche Beteiligungs AG	216	5,666
Deutsche Boerse AG	1,784	417,689
Deutsche Lufthansa AG	19,192	128,843
Deutsche Pfandbriefbank AG(1)	2,973	15,868
Deutsche Post AG	11,398	419,387
Deutsche Telekom AG	33,797	1,081,197
Deutz AG	6,477	27,568
Dr. Ing hc F Porsche AG, Preference Shares	625	39,189
Draegerwerk AG & Co. KGaA	78	3,381
Draegerwerk AG & Co. KGaA, Preference Shares	416	19,197
E.ON SE	24,831	320,043
Elmos Semiconductor SE	204	13,425
ElringKlinger AG	121	524
Encavis AG(1)	3,168	58,568
Energiekontor AG	210	9,425
Evonik Industries AG	4,934	90,708

Fielmann Group AG	995	41,121
flatexDEGIRO AG	3,655	52,544
Fraport AG Frankfurt Airport Services Worldwide(1)	927	51,039
Freenet AG	1,980	61,316
Fresenius Medical Care AG, ADR	1,743	38,381
Fresenius SE & Co. KGaA(1)	368	12,954
FUCHS SE, Preference Shares	2,064	92,810
GEA Group AG	4,303	215,465
Gerresheimer AG	984	77,776
Grand City Properties SA(1)	1,895	25,077
Grenke AG	746	12,221
Hannover Rueck SE	594	155,244
Heidelberg Materials AG	2,478	313,351
Heidelberger Druckmaschinen AG(1)	3,633	3,525
HelloFresh SE(1)(2)	5,544	68,211
Henkel AG & Co. KGaA	460	34,962
Henkel AG & Co. KGaA, Preference Shares	1,106	94,435
Hensoldt AG	1,277	49,830
HOCHTIEF AG	490	61,148
Hornbach Holding AG & Co. KGaA	415	35,478
HUGO BOSS AG	1,887	64,187
Indus Holding AG	450	10,309
Infineon Technologies AG	15,790	514,704
Init Innovation in Traffic Systems SE	40	1,534
Instone Real Estate Group SE	786	6,999
JOST Werke SE	365	16,044
Jungheinrich AG, Preference Shares	1,935	51,168
K&S AG	6,264	74,354
KION Group AG	2,271	81,375
Kloeckner & Co. SE	2,886	14,364
Knorr-Bremse AG	1,835	140,277
Koenig & Bauer AG(1)	246	3,390
Krones AG	571	71,381
KSB SE & Co. KGaA, Preference Shares	15	9,739
KWS Saat SE & Co. KGaA	122	7,736
Lang & Schwarz AG	141	2,788
Lanxess AG	1,807	45,333
LEG Immobilien SE	971	90,085
Leifheit AG	4	70
Mercedes-Benz Group AG	9,309	523,345
Merck KGaA	375	56,206
METRO AG	5,078	23,593
MLP SE	786	4,893
MTU Aero Engines AG	997	339,896
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,371	717,402
Mutares SE & Co. KGaA	990	25,840
Nagarro SE(1)	105	10,918
Nemetschek SE	986	102,330
Norma Group SE	783	11,189
Patrizia SE	274	2,403
Pfeiffer Vacuum Technology AG	80	13,100
Porsche Automobil Holding SE, Preference Shares	2,508	92,091
ProSiebenSat.1 Media SE	1,940	9,486
Puma SE	1,119	52,585
Qiagen NV(1)	1,260	54,722

Rational AG	74	69,306
Rheinmetall AG	989	652,341
RTL Group SA	47	1,210
RWE AG	6,374	215,039
SAF-Holland SE	2,776	39,878
Salzgitter AG	583	10,128
SAP SE, ADR	4,437	1,054,231
Sartorius AG, Preference Shares	245	56,570
Schaeffler AG(1)	4,079	19,238
Scout24 SE	1,002	90,348
SGL Carbon SE(1)	2,080	8,988
Siemens AG	3,550	689,615
Siemens Energy AG(1)	3,014	163,516
Siemens Healthineers AG	1,492	81,009
Siltronic AG	860	43,297
Sixt SE	277	20,463
Sixt SE, Preference Shares	337	19,166
Steico SE(1)	77	1,489
STO SE & Co. KGaA, Preference Shares	157	18,248
Stroeer SE & Co. KGaA	604	31,193
Suedzucker AG	1,714	19,796
Symrise AG	1,323	146,352
TAG Immobilien AG(1)	4,674	77,782
Talanx AG	2,031	172,190
TeamViewer SE(1)	3,705	45,263
thyssenkrupp AG	17,983	73,833
UmweltBank AG(1)	260	1,731
Uniper SE(1)	92	4,235
United Internet AG	3,698	61,542
Villeroy & Boch AG, Preference Shares	155	2,530
Volkswagen AG	355	31,397
Volkswagen AG, Preference Shares	2,716	232,829
Vonovia SE	12,683	420,692
Vossloh AG	341	15,246
Wacker Chemie AG	657	49,276
Wacker Neuson SE	447	6,432
Washtec AG	108	4,398
Wuestenrot & Wuerttembergische AG	218	2,744
Zalando SE(1)	9,121	285,231
		17,328,262
Hong Kong — 1.8%
AIA Group Ltd.	85,268	642,033
ASMPT Ltd.	7,100	70,806
AustAsia Group Ltd.(1)	2,080	267
Bank of East Asia Ltd.	49,382	62,114
BOC Hong Kong Holdings Ltd.	52,000	160,446
Bright Smart Securities & Commodities Group Ltd.	14,000	3,878
Budweiser Brewing Co. APAC Ltd.	14,200	13,601
Cafe de Coral Holdings Ltd.	16,000	16,219
Chow Sang Sang Holdings International Ltd.	5,000	4,150
CITIC Telecom International Holdings Ltd.	25,000	7,343
CK Asset Holdings Ltd.	20,906	85,769
CK Hutchison Holdings Ltd.	22,500	117,664
CK Infrastructure Holdings Ltd.	11,500	79,427
CLP Holdings Ltd.	26,000	218,999

Comba Telecom Systems Holdings Ltd.(1)	18,000	2,211
Cowell e Holdings, Inc.(1)(2)	11,000	35,694
Dah Sing Banking Group Ltd.	16,800	15,532
Dah Sing Financial Holdings Ltd.	3,200	10,291
DFI Retail Group Holdings Ltd.	2,300	5,863
E-Commodities Holdings Ltd.	82,000	14,761
ESR Group Ltd.	7,800	11,469
Fairwood Holdings Ltd.	2,000	1,698
Far East Consortium International Ltd.	16,500	2,122
First Pacific Co. Ltd.	24,000	13,814
Futu Holdings Ltd., ADR(1)	705	61,497
Galaxy Entertainment Group Ltd.	8,000	35,879
Giordano International Ltd.	52,000	11,049
Guotai Junan International Holdings Ltd.(2)	40,000	5,690
Hang Lung Group Ltd.	28,000	36,099
Hang Lung Properties Ltd.	49,000	39,873
Hang Seng Bank Ltd.	5,000	59,656
Henderson Land Development Co. Ltd.	35,000	109,924
HK Electric Investments & HK Electric Investments Ltd.	28,500	19,133
HKT Trust & HKT Ltd.	41,000	51,013
Hong Kong & China Gas Co. Ltd.	52,332	39,820
Hong Kong Exchanges & Clearing Ltd.	4,700	176,937
Hong Kong Technology Venture Co. Ltd.(1)	27,000	5,180
Hongkong & Shanghai Hotels Ltd.	1,000	771
Hongkong Land Holdings Ltd.	30,100	136,912
Hutchison Telecommunications Hong Kong Holdings Ltd.(2)	20,000	2,392
Hysan Development Co. Ltd.	18,000	29,075
Jardine Matheson Holdings Ltd.	4,100	179,080
Johnson Electric Holdings Ltd.	17,000	23,727
K Wah International Holdings Ltd.	11,000	2,455
Kerry Logistics Network Ltd.	728	688
Kerry Properties Ltd.	23,000	46,275
Luk Fook Holdings International Ltd.	12,000	22,706
Man Wah Holdings Ltd.	44,400	27,789
Melco Resorts & Entertainment Ltd., ADR(1)	2,192	14,073
MGM China Holdings Ltd.(2)	800	1,007
Modern Dental Group Ltd.	6,000	3,018
MTR Corp. Ltd.	23,000	80,939
New World Development Co. Ltd.(2)	29,000	23,968
Oriental Watch Holdings(2)	24,828	11,886
Pacific Basin Shipping Ltd.	281,000	67,057
Pacific Textiles Holdings Ltd.(2)	12,000	2,258
PAX Global Technology Ltd.	25,000	16,662
PC Partner Group Ltd.	8,000	5,127
PCCW Ltd.	27,024	14,735
Perfect Medical Health Management Ltd.	7,000	2,399
Power Assets Holdings Ltd.	13,500	88,740
Sa Sa International Holdings Ltd.	4,000	387
Sands China Ltd.(1)	11,600	29,815
Shangri-La Asia Ltd.	10,000	6,969
Shun Tak Holdings Ltd.(1)	58,000	4,950
Singamas Container Holdings Ltd.	96,000	8,664
Sino Land Co. Ltd.	76,408	74,917
SITC International Holdings Co. Ltd.	40,000	104,359
SJM Holdings Ltd.(1)(2)	17,500	6,189

Stella International Holdings Ltd.	15,000	27,417
Sun Hung Kai & Co. Ltd.	10,000	3,439
Sun Hung Kai Properties Ltd.	17,500	174,894
Swire Pacific Ltd., Class A	13,500	111,158
Swire Properties Ltd.	12,600	25,175
Techtronic Industries Co. Ltd.	14,500	206,380
Texhong International Group Ltd.	4,000	1,972
Texwinca Holdings Ltd.	4,000	419
Theme International Holdings Ltd.(2)	80,000	4,183
United Energy Group Ltd.(2)	340,000	12,695
United Laboratories International Holdings Ltd.	54,000	73,651
Value Partners Group Ltd.(2)	10,000	2,042
Vitasoy International Holdings Ltd.(2)	6,000	9,560
VTech Holdings Ltd.	10,000	68,467
WH Group Ltd.	264,423	210,787
Wharf Real Estate Investment Co. Ltd.	20,000	53,907
Wynn Macau Ltd.(2)	7,600	5,731
Xinyi Glass Holdings Ltd.	32,446	34,029
Yue Yuen Industrial Holdings Ltd.	30,000	67,518
		4,381,334
Ireland — 0.3%
AIB Group PLC	16,408	89,537
Bank of Ireland Group PLC	21,652	189,814
Cairn Homes PLC	18,229	39,657
Dalata Hotel Group PLC	6,843	31,954
FBD Holdings PLC	510	6,741
Glanbia PLC	4,457	68,996
Glenveagh Properties PLC(1)	34,927	56,698
ICON PLC(1)	296	62,234
Kerry Group PLC, A Shares	888	85,902
Kingspan Group PLC	1,519	114,454
Origin Enterprises PLC	6,048	19,606
Uniphar PLC	1,590	3,725
		769,318
Israel — 1.1%
AFI Properties Ltd.(1)	174	8,158
Africa Israel Residences Ltd.	154	11,339
Airport City Ltd.(1)	717	11,971
Alony Hetz Properties & Investments Ltd.	3,723	31,732
Amot Investments Ltd.	2,002	11,079
Arad Investment & Industrial Development Ltd.(1)	104	3,922
Ashdod Refinery Ltd.	298	4,929
Ashtrom Group Ltd.(1)	462	8,136
Azrieli Group Ltd.	424	34,111
Bank Hapoalim BM	13,673	157,156
Bank Leumi Le-Israel BM	11,663	132,913
Bet Shemesh Engines Holdings 1997 Ltd.(1)	367	28,814
Bezeq The Israeli Telecommunication Corp. Ltd.	30,094	43,268
Big Shopping Centers Ltd.(1)	257	34,152
Blue Square Real Estate Ltd.	143	12,781
Caesarstone Ltd.(1)	67	294
Camtek Ltd.	233	17,577
Carasso Motors Ltd.	1,555	10,590
Cellcom Israel Ltd.(1)	2,364	12,751
Check Point Software Technologies Ltd.(1)	666	121,212

Clal Insurance Enterprises Holdings Ltd.(1)	1,225	26,059
CyberArk Software Ltd.(1)	144	46,585
Danel Adir Yeoshua Ltd.	230	25,547
Delek Automotive Systems Ltd.(1)	1,513	10,690
Delek Group Ltd.	352	47,397
Delta Galil Ltd.	164	8,753
Elbit Systems Ltd.	225	54,660
Electra Consumer Products 1970 Ltd.(1)	158	4,035
Electra Ltd.	28	14,996
Electra Real Estate Ltd.	1,367	17,102
Equital Ltd.(1)	507	20,344
Fattal Holdings 1998 Ltd.(1)	115	16,778
FIBI Holdings Ltd.	572	28,263
First International Bank Of Israel Ltd.	813	38,385
FMS Enterprises Migun Ltd.	27	1,059
Fox Wizel Ltd.	130	10,186
G City Ltd.	640	2,749
Gav-Yam Lands Corp. Ltd.	433	3,666
Harel Insurance Investments & Financial Services Ltd.	2,182	26,422
Hilan Ltd.	298	17,342
ICL Group Ltd.	12,646	57,476
IDI Insurance Co. Ltd.	30	1,100
Inrom Construction Industries Ltd.	1,146	4,969
Isracard Ltd.	4,656	18,880
Israel Corp. Ltd.	71	16,636
Israel Discount Bank Ltd., A Shares	22,658	149,162
Israel Land Development Co. Ltd.(1)	808	7,985
Isras Holdings Ltd.(1)	133	14,347
Isras Investment Co. Ltd.	46	10,705
Ituran Location & Control Ltd.	393	11,853
Kamada Ltd.(1)	160	933
Kenon Holdings Ltd.	115	3,421
M Yochananof & Sons Ltd.	68	4,403
Matrix IT Ltd.	212	4,810
Mediterranean Towers Ltd.	327	882
Mega Or Holdings Ltd.	162	4,958
Melisron Ltd.	469	41,724
Menora Mivtachim Holdings Ltd.	483	18,042
Migdal Insurance & Financial Holdings Ltd.	14,966	26,723
Mivne Real Estate KD Ltd.	11,516	34,489
Mizrahi Tefahot Bank Ltd.	1,929	83,439
Monday.com Ltd.(1)	185	52,792
Nano Dimension Ltd., ADR(1)	4,753	10,266
Neto Malinda Trading Ltd.(1)	370	8,177
Next Vision Stabilized Systems Ltd.	2,783	38,870
Nice Ltd., ADR(1)	383	69,874
Nova Ltd.(1)	378	68,030
Novolog Ltd.	5,599	2,688
Oil Refineries Ltd.	133,147	33,862
One Software Technologies Ltd.	600	10,328
Partner Communications Co. Ltd.(1)	3,082	18,217
Paz Retail & Energy Ltd.	298	35,645
Perion Network Ltd.(1)	533	4,555
Phoenix Financial Ltd.	2,948	36,990
Property & Building Corp. Ltd.	45	3,168

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	268	17,990
Retailors Ltd.	194	3,913
Sapiens International Corp. NV	45	1,221
Scope Metals Group Ltd.(1)	181	6,878
Shapir Engineering & Industry Ltd.(1)	1,813	13,447
Shikun & Binui Ltd.(1)	12,876	42,229
Shufersal Ltd.	7,233	72,733
Strauss Group Ltd.	509	9,695
Summit Real Estate Holdings Ltd.	420	6,740
Tel Aviv Stock Exchange Ltd.	917	10,968
Tera Light Ltd.(1)	69	122
Teva Pharmaceutical Industries Ltd., ADR(1)	9,970	167,297
Tower Semiconductor Ltd.(1)	1,869	86,248
Wix.com Ltd.(1)	297	66,451
ZIM Integrated Shipping Services Ltd.	3,993	88,006
		2,622,240
Italy — 2.5%
A2A SpA	76,876	173,644
ACEA SpA(2)	668	12,772
Amplifon SpA(2)	1,006	25,550
Arnoldo Mondadori Editore SpA	2,193	4,797
Ascopiave SpA	1,761	5,155
Azimut Holding SpA	3,434	86,680
Banca Generali SpA	1,640	76,831
Banca IFIS SpA	489	10,313
Banca Mediolanum SpA	3,320	38,367
Banca Monte dei Paschi di Siena SpA	8,457	55,590
Banca Popolare di Sondrio SpA	10,739	81,663
Banco BPM SpA(2)	25,745	196,174
BFF Bank SpA	5,766	54,677
BPER Banca SpA	38,499	234,958
Brembo NV(2)	1,664	15,419
Brunello Cucinelli SpA	889	88,057
Buzzi SpA	1,417	60,053
Carel Industries SpA(2)	333	6,611
Cementir Holding NV	699	8,153
CIR SpA-Compagnie Industriali(1)	10,844	6,853
Credito Emiliano SpA	1,683	17,876
d'Amico International Shipping SA	4,527	19,618
Danieli & C Officine Meccaniche SpA(2)	239	6,353
Danieli & C Officine Meccaniche SpA, Preference Shares(2)	1,586	32,365
Davide Campari-Milano NV(2)	2,453	14,721
De' Longhi SpA	2,128	63,818
DiaSorin SpA(2)	42	4,696
Digital Value SpA(2)	81	1,484
doValue SpA(1)(2)	97	118
Enav SpA	4,093	17,654
Enel SpA	49,739	358,195
Eni SpA, ADR(2)	14,471	407,793
ERG SpA	1,547	33,974
Ferrari NV	698	304,067
Fila SpA	2,447	25,917
Fincantieri SpA(1)(2)	6,802	42,726
FinecoBank Banca Fineco SpA(2)	6,083	97,607
Generali(2)	5,487	156,984

Hera SpA	29,062	107,819
Infrastrutture Wireless Italiane SpA(2)	943	9,718
Interpump Group SpA	205	9,543
Intesa Sanpaolo SpA(2)	101,613	390,045
Iren SpA	32,681	68,279
Italgas SpA(2)	11,339	68,015
Iveco Group NV	7,727	77,300
Leonardo SpA(2)	4,135	111,358
Maire SpA	6,298	48,210
Mediobanca Banca di Credito Finanziario SpA(2)	4,408	64,331
MFE-MediaForEurope NV, Class A	8,147	24,305
MFE-MediaForEurope NV, Class B(2)	1,530	6,285
Moncler SpA(2)	1,518	74,337
Nexi SpA(1)(2)	1,732	10,256
OVS SpA	9,129	27,214
Piaggio & C SpA(2)	5,336	11,478
Poste Italiane SpA(2)	7,484	105,083
Prysmian SpA	3,905	257,581
RAI Way SpA	2,481	13,583
Recordati Industria Chimica e Farmaceutica SpA	641	34,929
Saipem SpA(1)	43,250	111,619
Salvatore Ferragamo SpA(2)	1,517	8,877
Sanlorenzo SpA(2)	180	5,939
Sesa SpA(2)	216	17,636
Snam SpA(2)	32,623	152,060
Stellantis NV	20,661	274,252
Technogym SpA	3,932	43,634
Telecom Italia SpA(1)(2)	49,767	11,956
Telecom Italia SpA, Preference Shares(1)	37,591	10,583
Tenaris SA, ADR	1,830	70,144
Terna - Rete Elettrica Nazionale(2)	9,784	82,808
UniCredit SpA	21,198	814,253
Unipol Gruppo SpA	5,271	63,610
Webuild SpA	15,766	44,096
		6,079,419
Japan — 21.7%
77 Bank Ltd.	1,600	47,164
A&D HOLON Holdings Co. Ltd.(2)	2,000	25,210
ABC-Mart, Inc.	900	18,518
Acom Co. Ltd.	1,400	3,624
Adastria Co. Ltd.	1,100	26,962
ADEKA Corp.	1,300	23,963
Advantest Corp.	2,900	160,603
Adventure, Inc.	200	4,971
Aeon Co. Ltd.	9,200	221,264
Aeon Delight Co. Ltd.	1,100	32,532
AEON Financial Service Co. Ltd.	3,500	29,621
Aeon Hokkaido Corp.	3,200	18,471
Aeon Mall Co. Ltd.	2,500	33,552
AGC, Inc.	3,800	119,262
Ai Holdings Corp.	100	1,399
Aica Kogyo Co. Ltd.	1,300	28,468
Aichi Financial Group, Inc.	1,966	32,056
Aichi Steel Corp.	900	28,362
Aida Engineering Ltd.	200	1,036

Aiful Corp.	3,700	8,193
Ain Holdings, Inc.	400	13,413
Air Water, Inc.	4,100	50,903
Aisan Industry Co. Ltd.	1,000	8,902
Aisin Corp.	10,800	114,045
Ajinomoto Co., Inc.(2)	2,900	122,042
Akatsuki, Inc.	100	1,620
Alconix Corp.	1,900	18,572
Alfresa Holdings Corp.	5,900	85,375
Alpen Co. Ltd.(2)	400	5,348
Alps Alpine Co. Ltd.	6,100	63,012
Altech Corp.	300	5,206
Amada Co. Ltd.	6,300	60,775
Amano Corp.	1,300	37,126
Amvis Holdings, Inc.	400	2,351
ANA Holdings, Inc.	3,100	59,898
Anycolor, Inc.	1,000	14,357
AOKI Holdings, Inc.	2,600	21,671
Aoyama Trading Co. Ltd.	1,700	25,616
Aozora Bank Ltd.	2,800	44,878
Arata Corp.	1,800	36,203
ARCLANDS Corp.	2,022	22,739
Arcs Co. Ltd.	1,400	23,467
ARE Holdings, Inc.	2,300	26,853
Argo Graphics, Inc.	700	23,377
Arisawa Manufacturing Co. Ltd.	200	1,947
Artience Co. Ltd.	1,300	27,012
As One Corp.	400	7,287
Asahi Co. Ltd.	300	3,178
Asahi Diamond Industrial Co. Ltd.	1,700	9,127
Asahi Group Holdings Ltd.	4,800	52,356
Asahi Intecc Co. Ltd.(2)	1,400	24,317
Asahi Kasei Corp.	23,300	166,520
Asahi Yukizai Corp.	500	14,201
Asanuma Corp.	1,000	4,328
Asics Corp.	14,000	282,847
ASKA Pharmaceutical Holdings Co. Ltd.	500	6,690
ASKUL Corp.(2)	1,100	13,734
Astellas Pharma, Inc.(2)	8,000	83,303
Astena Holdings Co. Ltd.	1,500	4,849
Aucnet, Inc.	1,000	18,009
Autobacs Seven Co. Ltd.	2,500	23,840
Avant Group Corp.	1,200	16,987
Awa Bank Ltd.	1,500	28,741
Axial Retailing, Inc.	2,400	14,436
Azbil Corp.	3,200	25,636
AZ-COM MARUWA Holdings, Inc.	400	2,732
Bandai Namco Holdings, Inc.	4,000	84,676
Bando Chemical Industries Ltd.	2,300	27,059
Bank of Iwate Ltd.	200	3,525
Bank of Nagoya Ltd.	200	8,230
Bank of the Ryukyus Ltd.	900	6,024
Base Co. Ltd.	300	6,564
BayCurrent, Inc.	1,600	58,020
Belc Co. Ltd.	400	17,837

Belluna Co. Ltd.	800	4,055
BIPROGY, Inc.	2,100	65,496
BML, Inc.	800	15,130
Bridgestone Corp.	6,000	214,615
Brother Industries Ltd.	4,200	74,052
Bunka Shutter Co. Ltd.	2,100	26,202
C Uyemura & Co. Ltd.	400	28,431
Calbee, Inc.	1,300	27,473
Canon Marketing Japan, Inc.	400	12,834
Capcom Co. Ltd.(2)	3,600	84,551
Carenet, Inc.	800	3,139
Casio Computer Co. Ltd.	700	5,322
Cawachi Ltd.	200	3,378
Celsys, Inc.	900	8,097
Central Automotive Products Ltd.	600	18,654
Central Glass Co. Ltd.(2)	1,000	22,106
Central Japan Railway Co.(2)	9,400	193,590
Chiba Bank Ltd.	9,600	80,275
Chiba Kogyo Bank Ltd.	3,100	28,132
Chori Co. Ltd.	1,100	28,525
Chubu Electric Power Co., Inc.	6,500	68,816
Chubu Shiryo Co. Ltd.	400	3,531
Chubu Steel Plate Co. Ltd.	1,400	20,248
Chudenko Corp.	200	4,499
Chugai Pharmaceutical Co. Ltd.	4,900	215,641
Chugin Financial Group, Inc.	3,300	35,772
Chugoku Electric Power Co., Inc.	5,800	36,396
Citizen Watch Co. Ltd.	6,900	40,864
CMK Corp.	4,300	11,742
Coca-Cola Bottlers Japan Holdings, Inc.	4,900	78,578
COLOPL, Inc.	600	1,843
Colowide Co. Ltd.	1,200	13,759
Computer Engineering & Consulting Ltd.	300	4,000
COMSYS Holdings Corp.	1,500	32,743
Comture Corp.	200	2,927
Concordia Financial Group Ltd.(2)	16,700	100,241
Cosmo Energy Holdings Co. Ltd.	2,400	104,538
Cosmos Pharmaceutical Corp.	1,000	49,375
Cover Corp.(1)	1,100	19,602
Create Restaurants Holdings, Inc.(2)	2,400	18,858
Create SD Holdings Co. Ltd.	200	3,844
Credit Saison Co. Ltd.	5,200	124,612
Creek & River Co. Ltd.	500	5,293
CTI Engineering Co. Ltd.	800	25,722
CyberAgent, Inc.(2)	7,700	53,682
Cybozu, Inc.	700	9,944
Dai Nippon Printing Co. Ltd.	4,400	67,275
Daicel Corp.	5,200	46,120
Dai-Dan Co. Ltd.	400	9,749
Daido Steel Co. Ltd.	5,000	39,254
Daiei Kankyo Co. Ltd.	1,500	30,195
Daifuku Co. Ltd.(2)	3,000	62,621
Daihen Corp.	500	23,588
Daiho Corp.	400	9,047
Daiichi Jitsugyo Co. Ltd.	600	9,453

Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	957
Dai-ichi Life Holdings, Inc.	12,000	325,263
Daiichi Sankyo Co. Ltd.	17,400	552,550
Daiichikosho Co. Ltd.	1,400	17,477
Daikin Industries Ltd.	1,000	120,985
Daikoku Denki Co. Ltd.(2)	600	13,230
Daikokutenbussan Co. Ltd.	200	13,656
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	400	7,635
Daio Paper Corp.	1,900	10,418
Daiseki Co. Ltd.	660	17,222
Daishi Hokuetsu Financial Group, Inc.	1,800	33,874
Daishinku Corp.	1,400	4,888
Daito Pharmaceutical Co. Ltd.	220	3,093
Daito Trust Construction Co. Ltd.	1,200	133,954
Daiwa House Industry Co. Ltd.	3,900	122,790
Daiwa Securities Group, Inc.	18,400	123,791
Daiwabo Holdings Co. Ltd.	2,800	57,338
DCM Holdings Co. Ltd.	1,000	9,399
DeNA Co. Ltd.	1,000	16,337
Denka Co. Ltd.	2,300	32,650
Denso Corp.(2)	12,200	174,663
Dentsu Group, Inc.	1,900	48,619
Dentsu Soken, Inc.	400	14,519
Denyo Co. Ltd.	200	3,472
Dexerials Corp.	6,300	102,267
DIC Corp.	2,900	63,359
Digital Arts, Inc.	300	12,123
Dip Corp.	300	5,059
Disco Corp.(2)	700	191,286
DMG Mori Co. Ltd.	3,600	61,472
Doshisha Co. Ltd.	400	5,619
Doutor Nichires Holdings Co. Ltd.	300	4,578
Dowa Holdings Co. Ltd.	1,500	44,997
DTS Corp.	700	19,506
Duskin Co. Ltd.	1,000	25,439
DyDo Group Holdings, Inc.(2)	400	9,003
Eagle Industry Co. Ltd.	200	2,563
East Japan Railway Co.	9,300	181,658
Ebara Corp.	10,000	150,430
EDION Corp.	2,400	29,031
E-Guardian, Inc.	400	4,914
Eiken Chemical Co. Ltd.	1,200	17,876
Eisai Co. Ltd.(2)	1,400	43,453
Eizo Corp.	1,200	17,300
Electric Power Development Co. Ltd.	5,300	88,886
en Japan, Inc.	1,300	18,020
ENEOS Holdings, Inc.	70,000	379,039
Enigmo, Inc.	600	1,207
Enplas Corp.(2)	300	10,722
ESPEC Corp.	200	3,476
Exedy Corp.	1,200	35,711
EXEO Group, Inc.	5,600	65,588
Ezaki Glico Co. Ltd.	1,600	46,971
FANUC Corp.	3,000	77,944
Fast Retailing Co. Ltd.	1,400	479,741

FCC Co. Ltd.	1,500	29,940
Ferrotec Holdings Corp.	2,100	34,653
First Bank of Toyama Ltd.	3,100	22,280
Fixstars Corp.	800	8,740
Food & Life Cos. Ltd.	800	18,447
Foster Electric Co. Ltd.	100	971
FP Corp.	1,300	23,844
France Bed Holdings Co. Ltd.	200	1,667
Fudo Tetra Corp.	100	1,357
Fuji Co. Ltd.	1,600	21,595
Fuji Corp. /Aichi	1,500	21,803
Fuji Electric Co. Ltd.	2,600	146,916
Fuji Kyuko Co. Ltd.	200	3,130
Fuji Media Holdings, Inc.	600	6,943
Fuji Oil Holdings, Inc.	1,300	30,521
Fuji Seal International, Inc.	1,400	23,284
Fuji Soft, Inc.	400	25,655
Fujibo Holdings, Inc.	100	3,695
Fujicco Co. Ltd.	200	2,275
FUJIFILM Holdings Corp.	4,200	95,031
Fujikura Composites, Inc.	700	7,000
Fujikura Ltd.	8,100	289,275
Fujitsu Ltd.	19,000	365,041
Fujiya Co. Ltd.	300	5,372
Fukuda Corp.	200	7,055
Fukuda Denshi Co. Ltd.	500	24,231
Fukui Computer Holdings, Inc.	500	9,607
Fukuoka Financial Group, Inc.	3,300	91,427
Fukushima Galilei Co. Ltd.	200	7,282
Fukuyama Transporting Co. Ltd.(2)	1,000	25,222
FULLCAST Holdings Co. Ltd.	700	6,809
Funai Soken Holdings, Inc.	800	12,801
Furukawa Co. Ltd.	1,900	20,009
Furukawa Electric Co. Ltd.	1,600	66,057
Furuno Electric Co. Ltd.	100	1,719
Furyu Corp.	700	5,107
Futaba Industrial Co. Ltd.	4,100	17,844
Future Corp.	600	7,577
Fuyo General Lease Co. Ltd.	500	37,459
G-7 Holdings, Inc.	200	1,956
Gakken Holdings Co. Ltd.	1,500	10,255
Genki Global Dining Concepts Corp.	1,200	30,466
Genky DrugStores Co. Ltd.	400	8,711
Giken Ltd.	400	4,649
GLOBERIDE, Inc.	400	4,998
Glory Ltd.	1,100	18,808
GMO Financial Holdings, Inc.(2)	1,200	5,478
GMO internet group, Inc.	900	15,735
GMO Payment Gateway, Inc.	100	5,291
Godo Steel Ltd.	700	17,647
Goldcrest Co. Ltd.(2)	500	10,600
Goldwin, Inc.	600	35,715
Gree, Inc.	3,600	10,236
GS Yuasa Corp.	3,200	55,298
G-Tekt Corp.	900	9,446

GungHo Online Entertainment, Inc.	1,400	28,163
Gunma Bank Ltd.	8,300	60,448
Gunze Ltd.	400	13,866
H.U. Group Holdings, Inc.	1,800	29,507
H2O Retailing Corp.	3,200	44,738
Hachijuni Bank Ltd.	8,200	56,225
Hagiwara Electric Holdings Co. Ltd.	700	14,842
Hakuhodo DY Holdings, Inc.(2)	5,500	42,227
Halows Co. Ltd.	600	16,356
Hamakyorex Co. Ltd.	4,000	34,166
Hamamatsu Photonics KK	2,600	30,969
Hankyu Hanshin Holdings, Inc.(2)	1,900	52,179
Hanwa Co. Ltd.	1,300	42,051
Happinet Corp.	600	16,710
Haseko Corp.	5,200	69,988
Hazama Ando Corp.	4,900	38,290
Heiwa Corp.	2,000	28,296
Heiwa Real Estate Co. Ltd.	1,100	31,454
Heiwado Co. Ltd.	1,000	15,335
Hikari Tsushin, Inc.	200	43,944
Hino Motors Ltd.(1)	11,700	31,058
Hirogin Holdings, Inc.	6,800	51,111
Hirose Electric Co. Ltd.	600	72,297
HIS Co. Ltd.	1,500	17,818
Hisamitsu Pharmaceutical Co., Inc.	200	5,650
Hitachi Construction Machinery Co. Ltd.	1,900	42,942
Hitachi Ltd.	30,500	768,625
Hogy Medical Co. Ltd.	100	3,215
Hokkaido Electric Power Co., Inc.	5,300	30,253
Hokko Chemical Industry Co. Ltd.	200	1,712
Hokkoku Financial Holdings, Inc.(2)	700	23,548
Hokuetsu Corp.(2)	3,800	38,810
Hokuetsu Industries Co. Ltd.(2)	1,500	17,115
Hokuhoku Financial Group, Inc.	3,100	37,057
Hokuriku Electric Power Co.	2,600	15,319
Hokuto Corp.	200	2,319
Honda Motor Co. Ltd., ADR	15,481	400,958
Hoosiers Holdings Co. Ltd.	200	1,359
Horiba Ltd.	900	51,626
Hoshizaki Corp.	600	24,350
Hosiden Corp.	800	12,450
Hosokawa Micron Corp.	200	5,173
House Foods Group, Inc.	600	11,383
Hoya Corp.	1,884	243,552
HS Holdings Co. Ltd.	200	1,125
Hulic Co. Ltd.(2)	3,900	35,159
Hyakugo Bank Ltd.	8,800	35,432
Hyakujushi Bank Ltd.	200	4,105
Ibiden Co. Ltd.	1,300	38,517
Icom, Inc.	200	3,566
Idec Corp.	800	12,761
Idemitsu Kosan Co. Ltd.	28,000	187,068
IDOM, Inc.	900	6,574
IHI Corp.	5,000	259,124
Iida Group Holdings Co. Ltd.	1,100	16,525

Iino Kaiun Kaisha Ltd.	3,000	22,373
Inaba Denki Sangyo Co. Ltd.	1,800	45,784
Inabata & Co. Ltd.	1,400	30,507
Ines Corp.	100	1,157
I-Net Corp.	100	1,079
Infomart Corp.	200	382
INFRONEER Holdings, Inc.	3,584	29,088
Inpex Corp.	17,100	224,112
Insource Co. Ltd.	1,600	11,330
Intage Holdings, Inc.	200	2,146
Integrated Design & Engineering Holdings Co. Ltd.	600	26,018
Internet Initiative Japan, Inc.	2,000	40,370
I-PEX, Inc.	200	3,953
IR Japan Holdings Ltd.	100	536
I'rom Group Co. Ltd.(1)	300	5,166
Iseki & Co. Ltd.	500	3,111
Isetan Mitsukoshi Holdings Ltd.	3,400	48,531
Ishihara Sangyo Kaisha Ltd.	900	8,728
Isuzu Motors Ltd.	12,300	164,075
Ito En Ltd.	1,500	32,604
ITOCHU Corp.	10,900	539,311
Itochu Enex Co. Ltd.	1,900	20,475
Itochu-Shokuhin Co. Ltd.	400	18,598
Itoham Yonekyu Holdings, Inc.	520	13,134
Itoki Corp.	3,500	37,166
IwaiCosmo Holdings, Inc.	100	1,525
Iwatani Corp.	4,000	49,709
Iyogin Holdings, Inc.	9,100	93,987
Izumi Co. Ltd.	1,300	27,041
J Front Retailing Co. Ltd.	7,700	91,769
J Trust Co. Ltd.	1,200	3,463
JAC Recruitment Co. Ltd.	1,200	5,552
Jaccs Co. Ltd.(2)	900	22,394
JAFCO Group Co. Ltd.	2,100	29,693
Japan Airlines Co. Ltd.	1,600	26,637
Japan Airport Terminal Co. Ltd.	1,100	38,613
Japan Aviation Electronics Industry Ltd.(2)	600	10,481
Japan Elevator Service Holdings Co. Ltd.	500	9,093
Japan Exchange Group, Inc.(2)	10,600	128,271
Japan Lifeline Co. Ltd.	2,400	21,199
Japan Material Co. Ltd.(2)	500	5,324
Japan Petroleum Exploration Co. Ltd.	6,500	47,036
Japan Post Bank Co. Ltd.(2)	13,900	131,525
Japan Post Holdings Co. Ltd.	18,400	184,524
Japan Post Insurance Co. Ltd.	3,400	71,301
Japan Pulp & Paper Co. Ltd.	2,000	8,704
Japan Securities Finance Co. Ltd.	1,800	25,348
Japan Steel Works Ltd.	600	25,794
Japan Wool Textile Co. Ltd.	700	5,832
JCU Corp.	200	5,431
JDC Corp.	200	673
Jeol Ltd.	800	28,031
JFE Holdings, Inc.	14,600	167,062
JGC Holdings Corp.	4,900	42,510
J-Oil Mills, Inc.	1,500	21,994

Joshin Denki Co. Ltd.	300	4,643
Joyful Honda Co. Ltd.	900	10,720
JSB Co. Ltd.	400	7,294
JTEKT Corp.	7,500	52,634
Juki Corp.	1,000	2,582
Juroku Financial Group, Inc.	1,000	28,591
Justsystems Corp.	600	13,856
JVCKenwood Corp.	9,700	97,586
Kadokawa Corp.	400	11,597
Kaga Electronics Co. Ltd.	1,200	21,071
Kajima Corp.(2)	4,200	76,880
Kakaku.com, Inc.	1,800	30,214
Kamei Corp.	1,600	19,422
Kamigumi Co. Ltd.	2,000	45,101
Kanadevia Corp.	7,700	48,305
Kanamoto Co. Ltd.	1,300	24,902
Kandenko Co. Ltd.	4,500	66,402
Kaneka Corp.	1,700	39,386
Kanematsu Corp.	3,400	57,976
Kansai Electric Power Co., Inc.(2)	7,300	94,056
Kansai Paint Co. Ltd.	300	4,283
Kanto Denka Kogyo Co. Ltd.	1,200	8,813
Kao Corp.	3,300	143,585
Kato Sangyo Co. Ltd.	700	20,913
Kawada Technologies, Inc.	1,200	21,613
Kawasaki Heavy Industries Ltd.	5,100	189,401
Kawasaki Kisen Kaisha Ltd.	5,400	71,953
KDDI Corp.	14,400	475,954
KeePer Technical Laboratory Co. Ltd.(2)	300	8,705
Keihan Holdings Co. Ltd.	600	13,935
Keihanshin Building Co. Ltd.	300	3,263
Keikyu Corp.	2,100	18,702
Keio Corp.	800	21,099
Keisei Electric Railway Co. Ltd.	500	15,028
KEIWA, Inc.	400	2,642
Keiyo Bank Ltd.	1,500	7,979
Kewpie Corp.(2)	1,900	43,721
Keyence Corp.	700	303,725
KH Neochem Co. Ltd.(2)	1,200	16,353
Kikkoman Corp.(2)	2,500	27,508
Kinden Corp.	2,300	47,459
Kintetsu Group Holdings Co. Ltd.	1,300	27,785
Kirin Holdings Co. Ltd.	5,600	78,252
Kissei Pharmaceutical Co. Ltd.	400	9,748
Kitanotatsujin Corp.	200	200
Kitz Corp.	2,700	19,636
Kiyo Bank Ltd.	1,800	24,876
Koa Corp.	2,100	13,646
Koatsu Gas Kogyo Co. Ltd.	200	1,051
Kobe Bussan Co. Ltd.(2)	1,200	30,305
Kobe Steel Ltd.	11,700	121,733
Koei Tecmo Holdings Co. Ltd.	1,020	11,826
Kohnan Shoji Co. Ltd.	1,100	26,451
Koito Manufacturing Co. Ltd.	1,000	13,026
Kojima Co. Ltd.(2)	1,100	8,071

Kokuyo Co. Ltd.	500	9,353
Komatsu Ltd.	5,300	143,503
KOMEDA Holdings Co. Ltd.	800	15,396
Komeri Co. Ltd.	1,100	23,608
Komori Corp.	1,500	11,147
Konami Group Corp.	1,100	108,757
Konica Minolta, Inc.	10,200	44,632
Konishi Co. Ltd.	800	7,004
Konoike Transport Co. Ltd.	400	7,949
Kose Corp.(2)	200	8,991
Koshidaka Holdings Co. Ltd.	1,800	13,655
Kotobuki Spirits Co. Ltd.(2)	1,800	25,092
KPP Group Holdings Co. Ltd.	2,100	9,170
Krosaki Harima Corp.	1,200	18,723
K's Holdings Corp.	5,300	50,242
Kubota Corp.(2)	11,700	146,660
Kumagai Gumi Co. Ltd.	1,700	40,929
Kurabo Industries Ltd.	200	7,500
Kuraray Co. Ltd.	9,400	128,086
Kureha Corp.	1,500	28,316
Kurita Water Industries Ltd.	1,800	68,757
Kusuri No. Aoki Holdings Co. Ltd.	2,100	48,542
KYB Corp.	1,800	29,438
Kyocera Corp.	7,600	74,954
Kyoei Steel Ltd.	1,500	17,394
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	6,103
Kyokuyo Co. Ltd.	200	5,233
Kyoto Financial Group, Inc.(2)	3,600	54,357
Kyowa Kirin Co. Ltd.	1,500	24,957
Kyudenko Corp.	1,500	51,574
Kyushu Electric Power Co., Inc.	11,100	109,663
Kyushu Financial Group, Inc.	2,500	11,943
Kyushu Railway Co.	3,200	84,245
Lasertec Corp.(2)	800	88,109
LEC, Inc.	400	3,354
Leopalace21 Corp.	9,300	34,062
Life Corp.	1,000	22,678
Lifedrink Co., Inc.	2,400	40,036
Lintec Corp.	500	10,013
Lion Corp.	2,400	28,671
LITALICO, Inc.	500	3,132
Lixil Corp.	4,200	48,009
LY Corp.	25,100	69,260
M&A Capital Partners Co. Ltd.	100	1,745
M3, Inc.	3,100	30,153
Mabuchi Motor Co. Ltd.	1,200	17,790
Macnica Holdings, Inc.	6,600	77,678
Makino Milling Machine Co. Ltd.	600	26,567
Makita Corp.	5,100	160,149
Mani, Inc.	200	2,310
MarkLines Co. Ltd.	400	6,484
Marubeni Corp.	7,000	105,654
Marudai Food Co. Ltd.	200	2,285
Maruha Nichiro Corp.	1,300	26,142
Marui Group Co. Ltd.	3,200	51,807

Maruichi Steel Tube Ltd.	600	13,018
MARUKA FURUSATO Corp.	500	7,682
Marusan Securities Co. Ltd.	1,100	7,178
Maruwa Co. Ltd.	200	57,236
Maruzen Showa Unyu Co. Ltd.	200	8,575
Matsuda Sangyo Co. Ltd.	1,200	24,315
Matsui Securities Co. Ltd.	1,500	8,150
MatsukiyoCocokara & Co.	1,800	25,284
Maxell Ltd.	1,400	16,024
Mazda Motor Corp.	16,100	102,671
McDonald's Holdings Co. Japan Ltd.(2)	700	28,980
MCJ Co. Ltd.	2,900	26,863
Mebuki Financial Group, Inc.	20,300	90,164
Media Do Co. Ltd.	200	1,781
Medipal Holdings Corp.	3,000	48,736
MedPeer, Inc.	200	655
Megachips Corp.	800	32,158
Megmilk Snow Brand Co. Ltd.	1,500	27,514
Meidensha Corp.	1,100	28,339
MEIJI Holdings Co. Ltd.	4,400	94,152
Meiko Electronics Co. Ltd.	1,400	85,900
Meisei Industrial Co. Ltd.	2,500	21,880
MEITEC Group Holdings, Inc.	1,500	28,345
Menicon Co. Ltd.	1,100	11,402
Mercari, Inc.(1)(2)	600	7,848
Micronics Japan Co. Ltd.(2)	1,300	32,685
Milbon Co. Ltd.	100	2,337
Minebea Mitsumi, Inc.(2)	2,600	42,766
Mirait One Corp.	2,300	33,267
Mirarth Holdings, Inc.	1,500	5,061
Miroku Jyoho Service Co. Ltd.	200	2,537
MISUMI Group, Inc.	2,600	42,318
Mitsuba Corp.	200	1,114
Mitsubishi Chemical Group Corp.	25,200	132,580
Mitsubishi Corp.(2)	18,300	309,894
Mitsubishi Electric Corp.(2)	11,800	200,356
Mitsubishi Estate Co. Ltd.	10,000	141,716
Mitsubishi Gas Chemical Co., Inc.	3,700	69,822
Mitsubishi HC Capital, Inc.	20,230	136,499
Mitsubishi Heavy Industries Ltd.	26,000	382,794
Mitsubishi Logisnext Co. Ltd.	400	3,102
Mitsubishi Logistics Corp.	5,000	36,716
Mitsubishi Materials Corp.	4,200	67,434
Mitsubishi Motors Corp.(2)	20,900	54,824
Mitsubishi Research Institute, Inc.	400	11,587
Mitsubishi Shokuhin Co. Ltd.	1,000	32,174
Mitsubishi UFJ Financial Group, Inc., ADR	86,794	1,033,717
Mitsui & Co. Ltd.(2)	11,000	231,158
Mitsui Chemicals, Inc.	3,900	90,638
Mitsui DM Sugar Holdings Co. Ltd.	100	2,125
Mitsui Fudosan Co. Ltd.	17,400	145,869
Mitsui High-Tec, Inc.	1,500	7,382
Mitsui Matsushima Holdings Co. Ltd.(2)	500	11,428
Mitsui Mining & Smelting Co. Ltd.	1,800	56,449
Mitsui OSK Lines Ltd.	4,100	140,568

Mitsui-Soko Holdings Co. Ltd.	1,000	50,782
Mitsuuroko Group Holdings Co. Ltd.	400	4,377
Miura Co. Ltd.	1,300	32,581
MIXI, Inc.	300	5,638
Miyaji Engineering Group, Inc.	2,000	25,312
Miyazaki Bank Ltd.	300	5,998
Mizuho Financial Group, Inc., ADR(2)	99,340	504,647
Mizuho Leasing Co. Ltd.	4,000	26,920
Mizuho Medy Co. Ltd.	600	6,393
Mizuno Corp.	400	21,853
Mochida Pharmaceutical Co. Ltd.	100	2,228
Modec, Inc.	900	19,157
Monex Group, Inc.	3,700	25,200
Monogatari Corp.(2)	1,200	29,005
MonotaRO Co. Ltd.(2)	2,100	37,519
Morinaga & Co. Ltd.	2,600	47,593
Morinaga Milk Industry Co. Ltd.	2,000	39,234
Moriroku Holdings Co. Ltd.	400	5,259
Morita Holdings Corp.	600	8,488
MrMax Holdings Ltd.	400	1,830
MS&AD Insurance Group Holdings, Inc.	16,200	362,798
m-up Holdings, Inc.	900	9,917
Murata Manufacturing Co. Ltd.	6,700	112,109
Musashi Seimitsu Industry Co. Ltd.	700	15,501
Musashino Bank Ltd.	400	7,745
Nachi-Fujikoshi Corp.	500	10,336
Nagase & Co. Ltd.	3,900	79,725
Nagoya Railroad Co. Ltd.	1,500	17,430
Namura Shipbuilding Co. Ltd.(2)	3,600	36,986
Nankai Electric Railway Co. Ltd.	2,100	33,819
Nanto Bank Ltd.	500	10,168
NEC Corp.	3,100	265,045
NET One Systems Co. Ltd.	1,600	48,073
Nexon Co. Ltd.(2)	1,200	16,504
NGK Insulators Ltd.	5,200	68,633
NH Foods Ltd.	2,200	75,789
NHK Spring Co. Ltd.	4,400	51,220
Nichias Corp.	1,500	58,245
Nichicon Corp.	1,400	9,796
Nichiha Corp.	1,300	24,694
Nichirei Corp.	2,700	77,814
Nichireki Group Co. Ltd.	100	1,605
NIDEC Corp.	2,846	52,491
Nifco, Inc.	2,000	48,100
Nihon Dempa Kogyo Co. Ltd.	1,000	6,120
Nihon Flush Co. Ltd.	400	2,209
Nihon M&A Center Holdings, Inc.(2)	3,600	15,096
Nihon Parkerizing Co. Ltd.	2,300	19,544
Nikkiso Co. Ltd.	3,200	20,502
Nikkon Holdings Co. Ltd.(2)	2,800	36,980
Nikon Corp.(2)	3,800	45,035
Nintendo Co. Ltd.	7,300	428,438
Nippn Corp.	1,400	19,889
Nippon Carbon Co. Ltd.	400	11,744
Nippon Chemi-Con Corp.(1)(2)	500	3,640

Nippon Coke & Engineering Co. Ltd.(2)	7,500	4,770
Nippon Denko Co. Ltd.	2,400	4,611
Nippon Densetsu Kogyo Co. Ltd.	2,100	27,273
Nippon Electric Glass Co. Ltd.	1,600	36,692
NIPPON EXPRESS HOLDINGS, Inc.	1,800	93,746
Nippon Gas Co. Ltd.	1,900	26,170
Nippon Kayaku Co. Ltd.	2,500	21,083
Nippon Light Metal Holdings Co. Ltd.	2,960	30,015
Nippon Paint Holdings Co. Ltd.(2)	2,500	17,159
Nippon Paper Industries Co. Ltd.	3,100	17,924
Nippon Parking Development Co. Ltd.	3,300	4,969
Nippon Road Co. Ltd.	1,000	11,330
Nippon Sanso Holdings Corp.	1,100	32,193
Nippon Seiki Co. Ltd.	400	2,778
Nippon Sheet Glass Co. Ltd.(1)	3,200	7,148
Nippon Shinyaku Co. Ltd.	500	14,579
Nippon Shokubai Co. Ltd.	3,200	38,868
Nippon Signal Co. Ltd.	100	612
Nippon Soda Co. Ltd.	1,400	25,362
Nippon Steel Corp.	11,200	229,425
Nippon Telegraph & Telephone Corp.	252,400	259,010
Nippon Television Holdings, Inc.	800	13,148
Nippon Thompson Co. Ltd.	2,500	7,827
Nippon Yakin Kogyo Co. Ltd.	1,000	25,863
Nippon Yusen KK	9,200	294,958
Nipro Corp.	5,600	51,725
Nishimatsuya Chain Co. Ltd.	800	12,651
Nishimoto Co. Ltd.(2)	1,800	23,202
Nishi-Nippon Financial Holdings, Inc.	3,400	45,261
Nishi-Nippon Railroad Co. Ltd.	1,400	21,494
Nishio Holdings Co. Ltd.(2)	800	19,663
Nissan Chemical Corp.	1,100	38,418
Nissan Motor Co. Ltd.	44,200	106,597
Nissan Shatai Co. Ltd.	1,400	10,572
Nissha Co. Ltd.	700	7,624
Nisshin Oillio Group Ltd.	1,100	37,071
Nisshin Seifun Group, Inc.	1,800	22,039
Nisshinbo Holdings, Inc.	3,200	18,814
Nissin Corp.	1,000	29,175
Nissin Foods Holdings Co. Ltd.(2)	900	23,945
Nissui Corp.	8,300	51,988
Niterra Co. Ltd.	4,700	145,884
Nitori Holdings Co. Ltd.	600	77,023
Nittetsu Mining Co. Ltd.	400	11,262
Nitto Denko Corp.	10,500	167,872
Nittoc Construction Co. Ltd.	200	1,326
Noevir Holdings Co. Ltd.	100	3,298
NOF Corp.	1,800	26,928
Nohmi Bosai Ltd.	800	15,683
Nojima Corp.	2,400	37,157
NOK Corp.	1,200	18,034
Nomura Co. Ltd.	3,200	16,475
Nomura Micro Science Co. Ltd.(2)	800	9,502
Noritake Co. Ltd.	200	5,061
Noritsu Koki Co. Ltd.	1,000	30,018

Noritz Corp.	1,900	21,818
North Pacific Bank Ltd.	8,100	23,638
NS Solutions Corp.	2,000	54,798
NS United Kaiun Kaisha Ltd.(2)	400	10,689
NSD Co. Ltd.	1,500	34,477
NSK Ltd.	4,700	20,700
NTN Corp.	16,300	25,678
NTT Data Group Corp.	6,600	128,245
Obayashi Corp.	20,100	287,221
Obic Co. Ltd.	500	16,423
Odakyu Electric Railway Co. Ltd.(2)	7,400	79,218
Ogaki Kyoritsu Bank Ltd.	400	4,929
Oiles Corp.	400	6,254
Oisix ra daichi, Inc.(1)	300	3,175
Oji Holdings Corp.	23,900	88,260
Okamoto Industries, Inc.	600	21,879
Okamoto Machine Tool Works Ltd.	200	5,375
Okamura Corp.	1,600	20,976
Okasan Securities Group, Inc.	4,600	19,458
Oki Electric Industry Co. Ltd.	3,900	24,517
Okinawa Cellular Telephone Co.	600	17,525
Okinawa Financial Group, Inc.	400	6,403
Okumura Corp.	1,100	28,363
Okura Industrial Co. Ltd.	400	8,312
Okuwa Co. Ltd.	100	614
Olympus Corp.	5,000	79,057
Omron Corp.	700	22,380
Ono Pharmaceutical Co. Ltd.	7,300	83,871
Onward Holdings Co. Ltd.	1,000	3,555
Open House Group Co. Ltd.(2)	600	22,220
Optim Corp.(1)	200	993
Oracle Corp.	400	41,016
Organo Corp.	800	45,817
Orient Corp.	1,540	8,483
Oriental Land Co. Ltd.	2,500	58,991
Oriental Shiraishi Corp.	9,700	24,710
ORIX Corp., ADR	3,218	363,055
Osaka Gas Co. Ltd.	800	17,567
OSAKA Titanium Technologies Co. Ltd.(2)	1,400	18,543
OSG Corp.(2)	1,800	21,115
Otsuka Corp.	1,400	34,968
Otsuka Holdings Co. Ltd.	3,100	180,128
Pacific Industrial Co. Ltd.	2,500	21,651
Pack Corp.	100	2,387
PAL GROUP Holdings Co. Ltd.	1,600	34,672
PALTAC Corp.	200	5,761
Pan Pacific International Holdings Corp.	6,500	165,576
Panasonic Holdings Corp.	18,800	183,413
Paramount Bed Holdings Co. Ltd.	1,200	20,231
Park24 Co. Ltd.	1,700	20,425
Pasona Group, Inc.	800	10,517
Pegasus Co. Ltd.	1,200	3,444
Penta-Ocean Construction Co. Ltd.	9,400	38,560
Persol Holdings Co. Ltd.	33,000	50,927
Pigeon Corp.(2)	1,600	15,736

PILLAR Corp.	600	17,432
Pilot Corp.	700	22,448
Piolax, Inc.	700	11,406
Pola Orbis Holdings, Inc.	300	2,743
Pole To Win Holdings, Inc.	100	311
Premium Group Co. Ltd.	600	10,517
Press Kogyo Co. Ltd.	2,300	8,146
Prestige International, Inc.	2,200	9,762
Prima Meat Packers Ltd.	500	7,289
Quick Co. Ltd.	600	8,136
Raccoon Holdings, Inc.	300	1,459
Raito Kogyo Co. Ltd.	1,300	18,944
Raiznext Corp.	700	6,954
Rakus Co. Ltd.	400	5,485
Rakuten Group, Inc.(1)	20,400	117,568
Rasa Industries Ltd.	500	8,964
Recruit Holdings Co. Ltd.	6,300	438,213
Relo Group, Inc.	2,000	23,644
Renesas Electronics Corp.	5,700	74,762
Rengo Co. Ltd.	7,000	41,500
Resona Holdings, Inc.	31,784	265,827
Resonac Holdings Corp.(2)	5,000	136,682
Resorttrust, Inc.	2,100	41,734
Restar Corp.	500	7,956
Retail Partners Co. Ltd.	500	4,150
Ricoh Co. Ltd.	7,400	84,311
Ricoh Leasing Co. Ltd.	400	13,749
Riken Vitamin Co. Ltd.	500	8,308
Rinnai Corp.(2)	900	19,201
Riso Kyoiku Co. Ltd.	1,600	3,082
Rohm Co. Ltd.	4,000	37,510
Rohto Pharmaceutical Co. Ltd.	1,900	37,752
Round One Corp.	8,500	58,980
Royal Holdings Co. Ltd.(2)	1,200	19,507
Ryobi Ltd.(2)	1,200	16,818
Ryohin Keikaku Co. Ltd.	8,800	181,073
Ryoyo Ryosan Holdings, Inc.	1,188	17,983
S Foods, Inc.	200	3,519
Saibu Gas Holdings Co. Ltd.	1,500	17,509
Saizeriya Co. Ltd.	700	24,701
Sakai Chemical Industry Co. Ltd.	800	13,664
Sakai Moving Service Co. Ltd.	200	3,174
Sakata INX Corp.	900	9,191
Sakura Internet, Inc.	900	27,516
Sala Corp.	2,000	10,781
San ju San Financial Group, Inc.	1,600	21,590
San-A Co. Ltd.	1,600	29,238
San-Ai Obbli Co. Ltd.	2,000	25,296
Sangetsu Corp.	2,200	42,441
San-In Godo Bank Ltd.	3,800	30,670
Sanki Engineering Co. Ltd.	700	13,602
Sankyo Co. Ltd.	6,500	92,311
Sankyu, Inc.	1,600	55,384
Sanoh Industrial Co. Ltd.	100	488
Sansan, Inc.(1)	700	9,899

Santen Pharmaceutical Co. Ltd.	8,300	95,582
Sanwa Holdings Corp.	5,400	163,095
Sanyo Chemical Industries Ltd.	100	2,631
Sanyo Denki Co. Ltd.	200	11,084
Sanyo Special Steel Co. Ltd.	800	9,784
Sapporo Holdings Ltd.	1,700	100,565
Sato Holdings Corp.	500	7,417
Sawai Group Holdings Co. Ltd.	1,500	21,814
SBI ARUHI Corp.	200	1,097
SBI Holdings, Inc.	6,300	159,273
SBI Sumishin Net Bank Ltd.	1,900	44,834
SBS Holdings, Inc.	1,000	16,138
SCREEN Holdings Co. Ltd.	2,000	126,485
Scroll Corp.	1,200	8,229
SCSK Corp.	3,400	68,895
Secom Co. Ltd.	3,000	104,822
Sega Sammy Holdings, Inc.(2)	3,500	61,557
Seibu Holdings, Inc.	5,500	114,200
Seikagaku Corp.	700	3,732
Seikitokyu Kogyo Co. Ltd.(2)	200	2,024
Seiko Epson Corp.	6,500	115,813
Seiko Group Corp.	900	24,854
Seino Holdings Co. Ltd.	2,500	41,148
Seiren Co. Ltd.	1,600	29,562
Sekisui Chemical Co. Ltd.	6,400	103,629
Sekisui House Ltd.	2,500	59,286
Sekisui Jushi Corp.	100	1,423
Senko Group Holdings Co. Ltd.	4,000	40,249
Senshu Electric Co. Ltd.	400	13,431
Senshu Ikeda Holdings, Inc.	7,300	18,944
Seria Co. Ltd.	1,100	20,640
Seven & i Holdings Co. Ltd.	18,900	328,241
Seven Bank Ltd.(2)	14,000	30,718
SG Holdings Co. Ltd.	3,800	37,397
Sharp Corp.(1)	3,900	25,089
Shibaura Mechatronics Corp.(2)	600	29,725
Shibuya Corp.	100	2,582
SHIFT, Inc.(1)	100	11,367
Shiga Bank Ltd.	600	14,865
Shikoku Bank Ltd.	200	1,459
Shikoku Electric Power Co., Inc.	900	7,410
Shikoku Kasei Holdings Corp.	100	1,354
Shimadzu Corp.(2)	1,100	31,042
Shimamura Co. Ltd.	800	45,410
Shimano, Inc.	600	83,410
Shimizu Corp.	12,800	101,775
Shin-Etsu Chemical Co. Ltd.(2)	14,300	530,650
Shin-Etsu Polymer Co. Ltd.	200	2,144
Shinko Electric Industries Co. Ltd.(1)	1,900	66,695
Shinmaywa Industries Ltd.	1,900	16,419
Shionogi & Co. Ltd.	9,900	140,429
Ship Healthcare Holdings, Inc.(2)	2,300	33,919
Shiseido Co. Ltd.(2)	2,000	37,217
Shizuoka Financial Group, Inc.(2)	9,200	81,976
SHO-BOND Holdings Co. Ltd.(2)	500	17,358

Shoei Co. Ltd.	1,600	26,457
Showa Sangyo Co. Ltd.	1,100	20,408
SIGMAXYZ Holdings, Inc.	1,800	10,851
Siix Corp.	300	2,253
Sinfonia Technology Co. Ltd.	1,600	62,054
Sinko Industries Ltd.	600	5,602
Sintokogio Ltd.	200	1,247
SK-Electronics Co. Ltd.	800	10,247
SKY Perfect JSAT Holdings, Inc.	5,600	32,446
Skylark Holdings Co. Ltd.(2)	2,200	33,492
SMC Corp.	153	65,285
SMS Co. Ltd.	1,300	14,514
Sodick Co. Ltd.	2,100	10,029
SoftBank Corp.	206,000	266,257
SoftBank Group Corp.	3,600	215,809
Sohgo Security Services Co. Ltd.	8,500	63,694
Sojitz Corp.	5,940	121,304
Solasto Corp.	100	309
Sompo Holdings, Inc.	15,000	396,334
Sony Group Corp., ADR	51,735	1,037,287
Sotetsu Holdings, Inc.	2,800	46,022
Sparx Group Co. Ltd.	420	4,057
S-Pool, Inc.(2)	1,600	3,416
Square Enix Holdings Co. Ltd.	1,100	44,376
Stanley Electric Co. Ltd.	1,700	28,647
Star Micronics Co. Ltd.	2,100	25,539
Starts Corp., Inc.	1,000	24,620
Starzen Co. Ltd.	200	3,797
Stella Chemifa Corp.	200	5,292
Strike Co. Ltd.(2)	400	10,298
Subaru Corp.	12,600	202,187
Sugi Holdings Co. Ltd.	1,800	30,463
SUMCO Corp.(2)	8,800	71,148
Sumida Corp.(2)	1,500	9,740
Sumiseki Holdings, Inc.	1,700	9,633
Sumitomo Bakelite Co. Ltd.	1,000	24,410
Sumitomo Chemical Co. Ltd.	26,800	65,030
Sumitomo Corp.	7,300	156,688
Sumitomo Densetsu Co. Ltd.	900	28,961
Sumitomo Electric Industries Ltd.	15,800	305,045
Sumitomo Forestry Co. Ltd.(2)	3,200	122,140
Sumitomo Heavy Industries Ltd.(2)	2,500	53,036
Sumitomo Metal Mining Co. Ltd.	1,800	44,415
Sumitomo Mitsui Construction Co. Ltd.(2)	6,400	16,880
Sumitomo Mitsui Financial Group, Inc., ADR(2)	51,364	760,701
Sumitomo Mitsui Trust Group, Inc.	8,400	210,603
Sumitomo Osaka Cement Co. Ltd.	1,000	22,296
Sumitomo Pharma Co. Ltd.(1)	800	3,021
Sumitomo Realty & Development Co. Ltd.	4,200	130,301
Sumitomo Riko Co. Ltd.	3,000	31,369
Sumitomo Rubber Industries Ltd.	7,200	79,449
Sumitomo Seika Chemicals Co. Ltd.(2)	200	6,304
Sumitomo Warehouse Co. Ltd.	1,300	23,898
Sun Frontier Fudousan Co. Ltd.	1,500	18,857
Sundrug Co. Ltd.(2)	1,900	46,832

Suntory Beverage & Food Ltd.	2,000	68,154
Suruga Bank Ltd.	2,600	17,631
Suzuken Co. Ltd.	2,400	75,095
Suzuki Motor Corp.	19,600	208,433
SWCC Corp.	1,100	55,504
Sysmex Corp.	3,600	76,294
Systena Corp.	12,000	28,369
Syuppin Co. Ltd.	600	4,023
T Hasegawa Co. Ltd.	200	4,373
T&D Holdings, Inc.	4,700	89,089
Tachibana Eletech Co. Ltd.	1,400	24,049
Tachi-S Co. Ltd.	1,000	11,362
Tadano Ltd.	2,200	16,670
Taihei Dengyo Kaisha Ltd.	500	16,642
Taiheiyo Cement Corp.	4,300	109,652
Taikisha Ltd.	1,000	31,369
Taisei Corp.(2)	4,000	174,081
Taiyo Holdings Co. Ltd.	1,800	51,553
Taiyo Yuden Co. Ltd.(2)	1,800	25,739
Takamatsu Construction Group Co. Ltd.	100	1,745
Takara Bio, Inc.	1,000	6,897
Takara Holdings, Inc.	4,600	39,649
Takara Standard Co. Ltd.	1,200	13,171
Takasago International Corp.	400	14,561
Takasago Thermal Engineering Co. Ltd.(2)	1,500	59,822
Takashimaya Co. Ltd.(2)	8,400	67,153
Takeda Pharmaceutical Co. Ltd., ADR(2)	11,069	150,760
Takeuchi Manufacturing Co. Ltd.(2)	1,200	38,900
Takuma Co. Ltd.	500	5,501
Tamron Co. Ltd.(2)	1,600	45,879
Tanseisha Co. Ltd.	800	4,333
TBS Holdings, Inc.	600	15,231
TDK Corp.	31,500	408,288
TechMatrix Corp.	2,200	36,304
TechnoPro Holdings, Inc.	1,500	27,560
Teijin Ltd.	5,000	44,063
Teikoku Electric Manufacturing Co. Ltd.	400	7,440
Teikoku Sen-I Co. Ltd.	200	3,303
Terumo Corp.(2)	3,800	77,615
THK Co. Ltd.	2,000	48,388
TIS, Inc.	2,400	58,856
TKC Corp.	600	15,486
Toa Corp.	1,200	9,554
Toagosei Co. Ltd.	1,300	13,233
Tobu Railway Co. Ltd.(2)	4,000	68,757
Tocalo Co. Ltd.	1,600	18,886
Toda Corp.	4,500	28,377
Toho Bank Ltd.	3,300	5,984
Toho Co. Ltd.	700	30,638
Toho Gas Co. Ltd.	1,700	44,466
Toho Holdings Co. Ltd.(2)	1,300	37,157
Tohoku Electric Power Co., Inc.	7,900	64,224
Tokai Carbon Co. Ltd.(2)	7,000	42,508
Tokai Corp.	200	2,850
TOKAI Holdings Corp.	2,800	17,181

Tokai Rika Co. Ltd.	1,800	24,874
Tokai Tokyo Financial Holdings, Inc.	4,500	14,307
Token Corp.	100	7,295
Tokio Marine Holdings, Inc.	14,400	536,956
Tokushu Tokai Paper Co. Ltd.	100	2,348
Tokuyama Corp.	2,300	41,068
Tokyo Century Corp.	4,400	43,541
Tokyo Electric Power Co. Holdings, Inc.(1)(2)	30,700	110,467
Tokyo Electron Ltd.	2,300	360,599
Tokyo Gas Co. Ltd.	2,000	60,287
Tokyo Kiraboshi Financial Group, Inc.	1,100	30,694
Tokyo Ohka Kogyo Co. Ltd.	1,500	35,996
Tokyo Steel Manufacturing Co. Ltd.	1,600	15,902
Tokyo Tatemono Co. Ltd.	3,200	55,330
Tokyo Tekko Co. Ltd.(2)	800	34,159
Tokyotokeiba Co. Ltd.(2)	700	20,008
Tokyu Construction Co. Ltd.	2,800	12,917
Tokyu Corp.	4,700	54,995
Tokyu Fudosan Holdings Corp.	18,900	123,962
TOMONY Holdings, Inc.	5,200	15,638
Tomy Co. Ltd.	2,800	79,422
TOPPAN Holdings, Inc.(2)	4,500	120,690
Topre Corp.	1,100	13,830
Topy Industries Ltd.	1,300	16,251
Toray Industries, Inc.	23,200	148,382
Toridoll Holdings Corp.(2)	1,300	31,724
Torii Pharmaceutical Co. Ltd.	100	3,236
Torishima Pump Manufacturing Co. Ltd.	1,200	18,778
Toshiba TEC Corp.	400	9,719
Tosoh Corp.	6,900	95,231
Totech Corp.	1,800	29,523
Totetsu Kogyo Co. Ltd.	300	6,442
TOTO Ltd.	1,100	29,725
Towa Bank Ltd.	200	838
Towa Corp.	1,500	15,986
Towa Pharmaceutical Co. Ltd.	600	11,295
Toyo Construction Co. Ltd.	2,000	17,172
Toyo Engineering Corp.	1,000	4,648
Toyo Gosei Co. Ltd.	100	3,910
Toyo Seikan Group Holdings Ltd.	3,300	52,417
Toyo Suisan Kaisha Ltd.	700	49,178
Toyo Tire Corp.	5,300	82,538
Toyobo Co. Ltd.	3,000	18,615
Toyoda Gosei Co. Ltd.	2,300	37,946
Toyota Boshoku Corp.	2,700	34,378
Toyota Industries Corp.	1,500	112,126
Toyota Motor Corp., ADR	9,206	1,570,820
Toyota Tsusho Corp.	9,600	164,253
TPR Co. Ltd.	1,800	28,254
Trancom Co. Ltd.(2)	300	20,595
Transcosmos, Inc.	1,000	23,153
TRE Holdings Corp.	868	9,432
Trend Micro, Inc.	3,000	165,401
Trusco Nakayama Corp.	2,300	33,030
TS Tech Co. Ltd.	1,300	14,361

Tsubakimoto Chain Co.	3,600	45,101
Tsuburaya Fields Holdings, Inc.(2)	1,200	17,245
Tsugami Corp.	1,800	16,367
Tsukishima Holdings Co. Ltd.	500	4,872
Tsumura & Co.	600	19,334
Tsuruha Holdings, Inc.	1,000	55,439
TV Asahi Holdings Corp.	400	5,843
UACJ Corp.	1,500	54,153
UBE Corp.	2,900	46,613
Uchida Yoko Co. Ltd.	200	9,336
U-Next Holdings Co. Ltd.	1,500	16,742
Unicharm Corp.	1,500	39,079
Unipres Corp.	1,100	7,046
United Arrows Ltd.	1,200	21,074
United Super Markets Holdings, Inc.(2)	900	5,155
Universal Entertainment Corp.(2)	100	711
Ushio, Inc.	1,200	16,385
USS Co. Ltd.	9,000	83,459
UT Group Co. Ltd.	200	2,723
Valor Holdings Co. Ltd.	1,200	17,321
ValueCommerce Co. Ltd.	200	1,513
Vector, Inc.	600	3,886
Visional, Inc.(1)	300	15,853
Vital KSK Holdings, Inc.	400	3,176
Wacoal Holdings Corp.	800	27,437
Wacom Co. Ltd.	4,300	20,367
Wakita & Co. Ltd.	600	6,265
Warabeya Nichiyo Holdings Co. Ltd.	1,200	15,911
Welcia Holdings Co. Ltd.(2)	1,700	22,066
West Holdings Corp.	300	3,786
West Japan Railway Co.(2)	11,100	209,029
World Co. Ltd.	2,000	29,425
Xebio Holdings Co. Ltd.	800	5,997
Yahagi Construction Co. Ltd.	400	3,918
Yakult Honsha Co. Ltd.	1,400	28,612
YAKUODO Holdings Co. Ltd.	200	2,728
YAMABIKO Corp.	500	8,273
Yamada Holdings Co. Ltd.	19,200	58,622
Yamae Group Holdings Co. Ltd.	1,200	16,647
Yamaguchi Financial Group, Inc.	6,600	70,153
Yamaha Corp.	1,500	11,058
Yamaha Motor Co. Ltd.(2)	14,700	128,077
Yamaichi Electronics Co. Ltd.	1,000	15,334
YA-MAN Ltd.(2)	600	3,098
Yamanashi Chuo Bank Ltd.	1,000	11,606
Yamato Holdings Co. Ltd.	4,500	52,036
Yamato Kogyo Co. Ltd.	200	10,334
Yamazaki Baking Co. Ltd.(2)	3,000	56,673
Yamazen Corp.	1,900	16,350
Yaoko Co. Ltd.	500	30,882
Yaskawa Electric Corp.	1,200	31,553
Yellow Hat Ltd.	500	8,595
Yodogawa Steel Works Ltd.	200	6,923
Yokogawa Bridge Holdings Corp.	1,300	23,960
Yokogawa Electric Corp.	3,600	80,443

Yokohama Rubber Co. Ltd.(2)	2,700	54,861
Yokorei Co. Ltd.	700	3,724
Yoshinoya Holdings Co. Ltd.(2)	1,600	34,795
Yotai Refractories Co. Ltd.	200	2,056
Yuasa Trading Co. Ltd.	800	23,141
Yurtec Corp.	2,400	23,005
Zacros Corp.	800	22,065
Zenkoku Hosho Co. Ltd.	1,400	50,193
Zenrin Co. Ltd.	600	3,245
Zensho Holdings Co. Ltd.(2)	1,100	66,413
Zeon Corp.	2,700	25,366
ZERIA Pharmaceutical Co. Ltd.	700	10,883
ZOZO, Inc.(2)	1,400	44,178
Zuken, Inc.	800	23,600
		53,705,029
Netherlands — 3.6%
Aalberts NV	2,661	102,008
ABN AMRO Bank NV, CVA	13,547	210,022
Adyen NV(1)	148	215,416
Aegon Ltd.	25,855	167,799
AerCap Holdings NV	5,506	547,076
Akzo Nobel NV(2)	3,203	187,019
AMG Critical Materials NV(2)	1,241	18,683
Arcadis NV	924	60,917
ASM International NV	481	258,862
ASML Holding NV, NY Shares	1,861	1,277,781
ASR Nederland NV	6,067	289,962
B&S Group SARL	176	847
Basic-Fit NV(1)	2,449	54,916
BE Semiconductor Industries NV	477	56,716
Brunel International NV(2)	841	7,821
Coca-Cola Europacific Partners PLC	1,975	153,220
Corbion NV	1,242	28,817
DSM-Firmenich AG	2,295	252,092
Flow Traders Ltd.(2)	1,075	23,938
ForFarmers NV(2)	632	2,156
Fugro NV	4,982	90,339
Heineken Holding NV	291	18,440
Heineken NV(2)	1,821	134,791
IMCD NV(2)	405	60,763
ING Groep NV, ADR	48,623	751,225
InPost SA(1)	8,780	153,754
JDE Peet's NV	810	16,125
Just Eat Takeaway.com NV(1)	5,993	95,634
Kendrion NV(2)	47	539
Koninklijke Ahold Delhaize NV	21,207	732,002
Koninklijke BAM Groep NV	12,376	53,089
Koninklijke Heijmans NV, CVA	2,120	64,821
Koninklijke KPN NV	111,697	433,007
Koninklijke Philips NV, NY Shares(1)(2)	9,912	270,003
Koninklijke Vopak NV	3,006	140,599
Nedap NV(2)	19	1,064
NN Group NV(2)	9,515	441,576
OCI NV	4,456	52,077
Prosus NV(1)(2)	11,133	453,200

Randstad NV(2)	3,967	174,210
SBM Offshore NV	1,193	21,572
SIF Holding NV(1)	290	3,818
Signify NV	1,082	24,191
Sligro Food Group NV	705	7,954
TKH Group NV, CVA	995	32,326
Universal Music Group NV(2)	8,432	203,039
Van Lanschot Kempen NV	419	18,756
Wolters Kluwer NV	2,848	475,307
		8,840,289
New Zealand — 0.2%
Air New Zealand Ltd.	55,807	18,350
Auckland International Airport Ltd.	13,195	60,656
Chorus Ltd.	10,602	56,205
Contact Energy Ltd.	10,221	54,487
EBOS Group Ltd.	1,070	24,085
Fisher & Paykel Healthcare Corp. Ltd.	3,211	72,403
Fletcher Building Ltd.(1)	21,371	39,419
Genesis Energy Ltd.	11,169	14,949
Hallenstein Glasson Holdings Ltd.	237	1,081
Infratil Ltd.	5,254	39,992
KMD Brands Ltd.(1)	10,227	2,512
Mercury NZ Ltd.	10,385	40,741
Meridian Energy Ltd.	9,017	33,181
NZX Ltd.	2,074	1,833
Oceania Healthcare Ltd.(1)	10,328	4,834
Ryman Healthcare Ltd.(1)(2)	6,317	17,405
Sanford Ltd.	585	1,469
Scales Corp. Ltd.	162	402
SKYCITY Entertainment Group Ltd.	17,623	15,137
Spark New Zealand Ltd.	20,124	34,816
Summerset Group Holdings Ltd.(2)	6,648	50,545
		584,502
Norway — 0.7%
2020 Bulkers Ltd.	909	10,570
Aker BP ASA	1,666	34,257
Aker Solutions ASA	3,184	9,061
Austevoll Seafood ASA	1,103	10,107
Bakkafrost P	196	11,620
Bluenord ASA(1)	674	36,028
Bonheur ASA	230	5,742
Borregaard ASA	682	11,336
Bouvet ASA	260	1,676
BW LPG Ltd.	2,550	31,014
BW Offshore Ltd.	5,561	14,077
DNB Bank ASA	5,954	124,603
DNO ASA	23,076	21,385
DOF Group ASA(1)	5,677	43,774
Elmera Group ASA	637	2,287
Entra ASA(1)	613	6,755
Equinor ASA, ADR	7,814	188,942
Europris ASA	2,542	15,248
FLEX LNG Ltd.	624	15,064
Frontline PLC(2)	2,509	40,596
Gjensidige Forsikring ASA	724	12,888

Golden Ocean Group Ltd.	2,772	27,883
Golden Ocean Group Ltd. (NASDAQ)	2,193	21,930
Hoegh Autoliners ASA	2,816	32,844
Kid ASA	1,217	14,085
Kitron ASA	5,012	14,313
Kongsberg Automotive ASA(1)	17,100	2,332
Kongsberg Gruppen ASA	668	78,718
Leroy Seafood Group ASA	2,204	10,306
Mowi ASA	3,327	60,533
MPC Container Ships ASA	19,654	38,560
Nordic Semiconductor ASA(1)	1,777	15,936
Norsk Hydro ASA	14,839	92,208
Norske Skog ASA(1)	1,236	2,362
Norwegian Air Shuttle ASA	29,749	30,390
Odfjell Drilling Ltd.	3,213	14,179
Orkla ASA	3,095	28,589
Panoro Energy ASA(1)	3,234	7,815
Petronor E&P ASA(1)	206	187
Protector Forsikring ASA	851	22,325
RAK Petroleum PLC(1)	319	—
Salmar ASA	304	15,831
Scatec ASA(1)	1,755	12,887
Schibsted ASA, B Shares	1,800	57,901
Schibsted ASA, Class A	1,112	38,138
SpareBank 1 Nord Norge	1,780	19,066
Sparebank 1 Oestlandet	512	6,990
SpareBank 1 SMN	2,537	37,745
SpareBank 1 Sor-Norge ASA	2,340	30,655
Sparebanken More	150	1,194
Sparebanken Vest	955	11,428
Stolt-Nielsen Ltd.	590	14,979
Storebrand ASA	8,037	88,364
Subsea 7 SA	4,737	75,010
Telenor ASA	4,840	57,066
TGS ASA	3,776	37,006
TOMRA Systems ASA	1,138	16,082
Veidekke ASA	669	8,290
Wallenius Wilhelmsen ASA	2,050	20,015
Yara International ASA	2,125	59,921
		1,771,093
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	177,737	84,130
Corticeira Amorim SGPS SA	399	3,510
CTT-Correios de Portugal SA(2)	3,038	14,339
EDP Renovaveis SA(2)	799	9,380
EDP SA	19,946	72,166
Galp Energia SGPS SA	8,760	144,022
Jeronimo Martins SGPS SA	2,058	40,125
Navigator Co. SA	2,179	7,908
NOS SGPS SA	4,490	16,420
REN - Redes Energeticas Nacionais SGPS SA	21,215	55,172
Sonae SGPS SA	23,224	23,152
		470,324
Singapore — 1.5%
Bumitama Agri Ltd.	8,900	5,648
Capitaland India Trust	38,605	31,760

CapitaLand Investment Ltd.	38,800	79,171
City Developments Ltd.	12,800	49,792
ComfortDelGro Corp. Ltd.	73,100	79,695
DBS Group Holdings Ltd.	21,067	668,494
Far East Orchard Ltd.	3,900	2,970
First Resources Ltd.	18,900	21,035
Food Empire Holdings Ltd.	19,900	14,558
Frencken Group Ltd.(2)	24,500	21,651
Geo Energy Resources Ltd.(2)	28,300	5,603
Golden Agri-Resources Ltd.	230,700	46,505
Grab Holdings Ltd., Class A(1)	9,246	46,230
Hafnia Ltd.	7,046	40,842
Haw Par Corp. Ltd.	2,700	22,575
Hong Fok Corp. Ltd.	15,800	9,748
Hour Glass Ltd.	8,700	9,938
Hutchison Port Holdings Trust, U Shares	134,300	21,233
iFAST Corp. Ltd.	2,000	11,114
Jardine Cycle & Carriage Ltd.(2)	2,500	52,749
Keppel Infrastructure Trust	46,100	15,484
Keppel Ltd.	16,700	83,977
Mandarin Oriental International Ltd.(2)	3,400	5,881
Netlink NBN Trust	19,400	12,532
Olam Group Ltd.	24,600	22,779
Oversea-Chinese Banking Corp. Ltd.	36,824	447,584
QAF Ltd.	5,200	3,240
Raffles Medical Group Ltd.	19,100	12,412
Riverstone Holdings Ltd.	13,900	10,793
Samudera Shipping Line Ltd.	19,300	11,745
SATS Ltd.	23,109	64,924
Sea Ltd., ADR(1)	1,405	159,889
Seatrium Ltd.(1)(2)	39,219	56,589
Sembcorp Industries Ltd.	17,500	68,262
Sheng Siong Group Ltd.	14,600	17,990
Singapore Airlines Ltd.(2)	27,800	130,957
Singapore Exchange Ltd.	8,600	81,643
Singapore Technologies Engineering Ltd.	29,500	99,157
Singapore Telecommunications Ltd.	53,600	124,141
StarHub Ltd.	4,500	4,100
Straits Trading Co. Ltd.	6,700	7,307
Super Hi International Holding Ltd.(1)(2)	11,000	23,229
UMS Integration Ltd.(2)	13,400	10,315
United Overseas Bank Ltd.	21,700	589,171
UOL Group Ltd.	11,000	43,547
Venture Corp. Ltd.	7,000	67,289
Wilmar International Ltd.	37,100	85,382
Wing Tai Holdings Ltd.	4,300	4,079
Yangzijiang Financial Holding Ltd.	115,700	34,564
Yangzijiang Shipbuilding Holdings Ltd.	111,100	199,923
Yanlord Land Group Ltd.(1)(2)	14,700	7,083
		3,747,279
Spain — 2.2%
Acciona SA(2)	265	33,716
Acerinox SA	8,308	83,499
ACS Actividades de Construccion y Servicios SA	1,598	74,270
Aena SME SA	1,249	270,498

Almirall SA(2)	2,123	19,854
Amadeus IT Group SA	2,870	201,561
Atresmedia Corp. de Medios de Comunicacion SA	1,279	6,146
Banco Bilbao Vizcaya Argentaria SA, ADR	76,539	723,293
Banco de Sabadell SA	156,677	295,420
Banco Santander SA, ADR	143,095	661,099
Bankinter SA(2)	10,703	84,668
CaixaBank SA	35,862	194,900
Cellnex Telecom SA	2,384	85,670
CIE Automotive SA	454	12,050
Construcciones y Auxiliar de Ferrocarriles SA	863	30,016
Corp. ACCIONA Energias Renovables SA(2)	664	14,239
Ebro Foods SA(2)	526	8,896
Enagas SA	10,573	145,069
Endesa SA	5,622	123,247
Ercros SA	5,101	19,001
Faes Farma SA(2)	4,776	17,940
Ferrovial SE(2)	1,793	73,967
Fluidra SA(2)	998	26,089
Gestamp Automocion SA(2)	6,053	16,529
Global Dominion Access SA(2)	1,242	3,510
Grupo Catalana Occidente SA	464	17,778
Iberdrola SA	34,449	491,229
Indra Sistemas SA	1	18
Industria de Diseno Textil SA	7,821	431,588
Laboratorios Farmaceuticos Rovi SA	411	28,003
Logista Integral SA	613	19,618
Mapfre SA(2)	21,179	55,057
Miquel y Costas & Miquel SA	78	1,031
Naturgy Energy Group SA	2,310	56,934
Neinor Homes SA(1)	1,125	18,023
Obrascon Huarte Lain SA(1)(2)	23,193	7,125
Prosegur Cash SA	3,818	2,118
Redeia Corp. SA(2)	13,255	236,760
Repsol SA(2)	38,628	483,499
Sacyr SA	19,334	63,187
Talgo SA(1)(2)	333	1,245
Tecnicas Reunidas SA(1)	2,255	26,476
Telefonica SA, ADR(2)	72,637	326,140
Tubacex SA(2)	5,431	19,751
Unicaja Banco SA(2)	20,803	26,766
Viscofan SA(2)	283	18,274
		5,555,767
Sweden — 3.0%
AAK AB	4,570	123,853
AddLife AB, B Shares	743	9,076
AddTech AB, B Shares	3,535	97,318
Alfa Laval AB	2,866	122,116
Alleima AB	8,508	59,667
Ambea AB	451	3,976
Annehem Fastigheter AB, B Shares(1)	226	346
AQ Group AB	1,549	18,890
Arise AB	907	3,073
Arjo AB, B Shares	10,674	33,630
Assa Abloy AB, Class B	4,174	128,193

Atlas Copco AB, A Shares	18,714	299,164
Atlas Copco AB, B Shares	10,874	153,777
Atrium Ljungberg AB, B Shares	902	16,689
Avanza Bank Holding AB(2)	3,707	79,646
Axfood AB(2)	2,565	55,002
Beijer Ref AB(2)	4,819	76,028
Better Collective AS(1)	847	9,752
Bilia AB, A Shares	2,990	33,653
Billerud Aktiebolag	6,836	59,950
BioArctic AB(1)(2)	99	1,755
BioGaia AB, B Shares	2,701	26,548
Boliden AB	5,167	154,289
Bonava AB, B Shares(1)	11,151	7,866
Boozt AB(1)	1,103	11,118
Bravida Holding AB	1,751	12,669
Bufab AB	1,081	40,518
Bure Equity AB	2,072	70,094
Byggmax Group AB(2)	1,186	4,783
Castellum AB(1)	7,340	86,829
Catena AB	510	22,878
Cibus Nordic Real Estate AB publ	949	15,198
Cint Group AB(1)	1,828	2,103
Clas Ohlson AB, B Shares	1,811	32,777
Cloetta AB, B Shares	5,697	13,602
Coor Service Management Holding AB	784	2,421
Corem Property Group AB, B Shares(2)	28,690	18,578
CTT Systems AB(2)	656	16,031
Dios Fastigheter AB	2,413	17,841
Dynavox Group AB(1)	5,026	27,015
Electrolux AB, B Shares(1)	6,814	50,974
Elekta AB, B Shares	6,921	41,318
Embracer Group AB(1)(2)	4,233	11,171
Eolus Vind AB, B Shares(2)	472	2,041
Epiroc AB, A Shares(2)	5,604	102,163
Epiroc AB, B Shares	3,348	55,240
EQT AB(2)	2,739	83,039
Essity AB, B Shares	8,357	230,220
Evolution AB	379	33,072
Fabege AB(2)	3,431	26,735
Fastighets AB Balder, B Shares(1)	6,059	46,689
Fastighetsbolaget Emilshus AB, Class B(1)	11	49
Fortnox AB	8,409	52,532
G5 Entertainment AB	124	1,147
GARO AB(1)(2)	383	752
Getinge AB, B Shares	1,811	28,357
Granges AB	4,140	47,187
H & M Hennes & Mauritz AB, B Shares(2)	10,172	141,198
Hexagon AB, B Shares(2)	10,709	91,297
Hexatronic Group AB(1)(2)	8,370	28,901
Hexpol AB	5,532	53,603
HMS Networks AB(2)	703	25,167
Hoist Finance AB(1)	1,730	14,360
Holmen AB, B Shares	924	34,846
Hufvudstaden AB, A Shares	1,835	21,162
Husqvarna AB, B Shares(2)	9,019	52,188

Industrivarden AB, A Shares	2,398	78,781
Indutrade AB	5,653	144,410
Instalco AB	4,268	12,052
Intrum AB(1)(2)	284	743
Investment AB Latour, B Shares	700	17,790
Inwido AB	1,443	24,228
JM AB(2)	3,324	53,488
Kopparbergs Bryggeri AB, B Shares	454	4,561
Lifco AB, B Shares	1,571	47,733
Lime Technologies AB	93	3,185
Loomis AB	2,766	84,746
Maha Energy AB(1)	2,600	1,676
Medcap AB(1)	410	20,743
MEKO AB	513	6,277
Modern Times Group MTG AB, B Shares(1)	3,856	32,560
Mycronic AB	2,364	83,877
NCAB Group AB	4,736	24,792
NCC AB, B Shares	3,441	51,447
Neobo Fastigheter AB(1)(2)	1,126	2,340
Net Insight AB, B Shares(1)	1	1
New Wave Group AB, B Shares(2)	4,454	39,525
Nibe Industrier AB, B Shares(2)	5,336	22,640
Nobia AB(1)	4,660	1,596
Nolato AB, B Shares	2,030	10,054
Nordic Paper Holding AB(2)	3,658	16,714
Nordic Waterproofing Holding AB	311	4,666
Nordnet AB publ	4,118	89,163
NP3 Fastigheter AB	89	2,107
Nyfosa AB	5,292	52,947
Orron Energy AB(1)(2)	793	495
Pandox AB	1,852	32,669
Paradox Interactive AB	1,018	17,354
Peab AB, Class B	4,080	30,020
Platzer Fastigheter Holding AB, B Shares(2)	531	4,288
Proact IT Group AB	345	4,192
RaySearch Laboratories AB	1,934	36,921
Rvrc Holding AB(2)	3,460	12,548
Saab AB, Class B	4,627	101,452
Sagax AB, B Shares	507	11,235
Samhallsbyggnadsbolaget i Norden AB	11,270	3,986
Sandvik AB	9,149	169,331
Scandi Standard AB	2,398	18,317
Scandic Hotels Group AB(1)	3,942	24,463
Sectra AB, B Shares(1)	2,920	76,338
Securitas AB, B Shares(2)	1,774	22,480
Sinch AB(1)	21,789	39,918
Skandinaviska Enskilda Banken AB, A Shares	17,240	239,217
Skanska AB, B Shares	5,643	117,817
SKF AB, B Shares	6,342	121,932
SkiStar AB	1,531	23,596
Solid Forsakring AB	189	1,393
Spotify Technology SA(1)	545	259,943
SSAB AB, A Shares(2)	6,025	27,781
SSAB AB, B Shares(2)	22,674	102,717
Svenska Cellulosa AB SCA, B Shares	5,491	71,417

Svenska Handelsbanken AB, A Shares	18,830	195,840
Sweco AB, B Shares	1,505	22,611
Swedbank AB, A Shares	13,010	254,853
Swedish Orphan Biovitrum AB(1)	1,162	32,221
Tele2 AB, B Shares	5,757	60,465
Telefonaktiebolaget LM Ericsson, ADR	32,638	265,673
Telia Co. AB	44,075	129,222
Tethys Oil AB(1)	1,621	8,540
TF Bank AB(1)	201	6,402
Thule Group AB	1,669	52,573
Trelleborg AB, B Shares	2,260	74,755
Troax Group AB	1,300	24,864
Truecaller AB, B Shares(2)	7,634	34,431
VBG Group AB, B Shares	560	14,876
Viaplay Group AB, B Shares(1)(2)	422	26
Vitec Software Group AB, B Shares	386	17,298
Vitrolife AB	318	6,562
Volvo AB, A Shares	1,893	47,418
Volvo AB, B Shares	17,368	432,593
Volvo Car AB, Class B(1)(2)	13,446	29,486
Wallenstam AB, B Shares	4,902	23,120
Wihlborgs Fastigheter AB	4,412	44,768
		7,529,379
Switzerland — 7.9%
ABB Ltd.	5,243	299,319
Accelleron Industries AG	1,395	78,358
Adecco Group AG	733	19,574
Alcon AG	4,874	433,910
Allreal Holding AG(2)	319	58,624
ALSO Holding AG(2)	342	91,244
ams-OSRAM AG(1)	1,804	11,644
Arbonia AG(1)	3,283	42,492
Aryzta AG(1)	20,101	35,006
Ascom Holding AG	1,979	9,340
Autoneum Holding AG(2)	218	25,563
Avolta AG(1)(2)	1,630	60,503
Bachem Holding AG, Class B(2)	389	30,145
Baloise Holding AG	1,144	217,385
Banque Cantonale Vaudoise(2)	839	83,264
Barry Callebaut AG(2)	42	64,160
Basilea Pharmaceutica Ag Allschwil(1)	121	5,739
Belimo Holding AG	143	95,873
Bell Food Group AG	60	18,061
Bellevue Group AG	89	1,223
BKW AG(2)	289	49,725
Bossard Holding AG, Class A(2)	168	38,064
Bucher Industries AG	187	72,382
Burkhalter Holding AG	209	21,741
Bystronic AG(2)	14	5,321
Cembra Money Bank AG	784	72,232
Chocoladefabriken Lindt & Spruengli AG	1	113,611
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	12	138,914
Cie Financiere Richemont SA, Class A(2)	5,586	781,379
Clariant AG(1)	8,836	106,724
Coltene Holding AG(1)	73	4,139

COSMO Pharmaceuticals NV	51	3,658
Daetwyler Holding AG, Bearer Shares	197	30,801
DKSH Holding AG	1,332	99,125
dormakaba Holding AG	184	139,580
EFG International AG(1)	2,307	31,472
Emmi AG	40	35,011
EMS-Chemie Holding AG	101	71,919
Flughafen Zurich AG	726	172,828
Forbo Holding AG	30	26,576
Fundamenta Real Estate AG(1)(2)	318	5,755
Geberit AG	386	232,818
Georg Fischer AG(2)	1,691	131,324
Givaudan SA	40	176,471
Gurit Holding AG, Bearer Shares	60	773
Helvetia Holding AG	1,176	206,256
Holcim AG(1)	7,385	752,674
Huber & Suhner AG	786	67,160
Idorsia Ltd.(1)(2)	580	569
Implenia AG	770	25,586
Ina Invest AG(1)	20	500
Inficon Holding AG	78	90,813
Interroll Holding AG	20	49,370
Intershop Holding AG	130	18,176
Julius Baer Group Ltd.(2)	4,629	306,558
Komax Holding AG(2)	62	8,027
Kuehne & Nagel International AG(2)	1,048	250,789
Landis & Gyr Group AG(1)	313	22,750
LEM Holding SA(2)	23	20,439
Leonteq AG(2)	434	11,633
Liechtensteinische Landesbank AG	79	6,158
Logitech International SA	4,617	375,217
Lonza Group AG	501	300,401
Metall Zug AG, B Shares(2)	4	5,091
Mobilezone Holding AG	1,771	28,101
Mobimo Holding AG	167	54,325
Montana Aerospace AG(1)	1,067	18,625
Nestle SA	11,967	1,039,210
Novartis AG, ADR	19,844	2,098,900
Orior AG(2)	391	18,274
Partners Group Holding AG	187	271,763
Peach Property Group AG(1)(2)	168	1,649
PSP Swiss Property AG	1,240	180,821
Rieter Holding AG	140	13,744
Roche Holding AG	7,688	2,233,754
Roche Holding AG, Bearer Shares	328	100,978
Schindler Holding AG	438	124,244
Schindler Holding AG, Bearer Participation Certificate	761	220,050
Schweiter Technologies AG	24	11,100
Schweizerische Nationalbank(1)	2	7,845
Sensirion Holding AG(1)(2)	236	15,105
SFS Group AG	653	94,697
SGS SA	3,351	332,868
Siegfried Holding AG(1)	138	174,571
SIG Group AG(1)(2)	1,594	31,601
Sika AG	605	157,005

SKAN Group AG	202	17,061
Softwareone Holding AG(1)	2,187	19,294
Sonova Holding AG	196	67,047
St. Galler Kantonalbank AG	94	45,472
Stadler Rail AG(2)	2,593	57,219
Straumann Holding AG	1,262	164,859
Sulzer AG	676	101,930
Swatch Group AG(2)	1,119	39,826
Swatch Group AG, Bearer Shares	653	119,008
Swiss Life Holding AG	700	574,224
Swiss Prime Site AG(2)	1,850	204,525
Swiss Re AG	5,456	806,287
Swisscom AG	695	401,461
Swissquote Group Holding SA	446	175,494
Temenos AG	566	37,268
TX Group AG	184	33,501
u-blox Holding AG(1)	334	26,267
UBS Group AG	30,149	975,019
Valiant Holding AG	415	49,468
VAT Group AG	345	137,818
Vetropack Holding AG	591	17,707
Vontobel Holding AG	888	58,614
VP Bank AG, Class A	24	2,030
VZ Holding AG	197	32,612
V-ZUG Holding AG(1)	38	2,130
Zehnder Group AG	571	29,898
Zurich Insurance Group AG	1,945	1,234,519
		19,421,725
United Kingdom — 13.0%
3i Group PLC	16,820	794,833
4imprint Group PLC	987	63,558
abrdn PLC	30,034	53,898
Admiral Group PLC	6,602	215,386
AG Barr PLC	685	5,388
Airtel Africa PLC	28,409	38,157
AJ Bell PLC	14,756	89,146
Alliance Pharma PLC(1)	10,362	6,066
Alpha Group International PLC	573	15,955
Anglo American PLC	21,087	677,152
Anglogold Ashanti PLC	3,140	78,315
Antofagasta PLC	5,887	127,632
Ashmore Group PLC	8,522	19,013
Ashtead Group PLC	9,701	777,496
ASOS PLC(1)	2,037	9,757
Associated British Foods PLC	4,819	134,886
Aston Martin Lagonda Global Holdings PLC(1)(2)	3,975	5,373
AstraZeneca PLC, ADR	16,611	1,123,236
Atalaya Mining PLC	1,621	7,344
Auto Trader Group PLC	18,404	196,590
Avation PLC	285	575
Aviva PLC	16,171	99,591
B&M European Value Retail SA	27,589	121,856
Babcock International Group PLC	4,076	26,648
BAE Systems PLC	17,138	267,865
Bank of Georgia Group PLC	1,761	105,089

Barclays PLC, ADR	63,811	860,172
Barratt Redrow PLC	32,739	178,298
Beazley PLC	26,572	262,527
Bellway PLC	3,256	103,948
Berkeley Group Holdings PLC	1,642	86,778
Bodycote PLC	4,049	31,940
boohoo Group PLC(1)(2)	39,860	17,053
BP PLC, ADR	33,815	991,118
Breedon Group PLC	3,554	20,869
Britvic PLC	10,143	166,619
BT Group PLC(2)	207,777	421,402
Bunzl PLC	1,783	80,747
Burberry Group PLC	12,124	138,771
Burford Capital Ltd. (London)	4,035	54,419
Bytes Technology Group PLC	9,339	53,893
Capricorn Energy PLC	3,073	9,278
Card Factory PLC	11,519	13,051
Carnival PLC, ADR(1)	4,007	92,121
Central Asia Metals PLC	6,765	13,973
Centrica PLC	171,860	278,728
Cerillion PLC(2)	701	16,316
Chemring Group PLC	5,863	26,457
Chesnara PLC	3,157	10,128
Clarkson PLC	707	35,830
Close Brothers Group PLC(1)	5,419	15,432
CMC Markets PLC	4,009	14,087
Coats Group PLC	67,782	83,115
Coca-Cola HBC AG(1)	2,266	80,884
Compass Group PLC	14,456	495,317
Computacenter PLC	3,082	87,342
ConvaTec Group PLC	13,316	39,940
Crest Nicholson Holdings PLC	9,099	19,163
Croda International PLC	994	43,652
CVS Group PLC	810	8,786
DCC PLC	1,496	109,099
DFS Furniture PLC(2)	9,527	16,803
Diageo PLC, ADR	4,924	587,729
Direct Line Insurance Group PLC	33,778	100,841
Diversified Energy Co. PLC(2)	319	5,194
Domino's Pizza Group PLC	1,387	6,009
Dowlais Group PLC	12,339	9,306
Drax Group PLC	9,662	82,060
DS Smith PLC	21,466	159,153
Dunelm Group PLC	4,419	64,394
easyJet PLC	8,253	58,077
Ecora Resources PLC	13,738	11,437
Elementis PLC	12,499	21,168
Endeavour Mining PLC	1,938	38,579
Energean PLC	3,066	39,466
EnQuest PLC(1)	45,716	6,509
Essentra PLC(2)	6,998	12,900
Experian PLC	5,839	279,126
FDM Group Holdings PLC	2,832	11,670
Ferrexpo PLC(1)	15,137	15,663
Firstgroup PLC(2)	40,690	78,410

Forterra PLC	7,139	16,246
Frasers Group PLC(1)	4,199	39,411
Fresnillo PLC	497	4,083
Frontier Developments PLC(1)	65	194
Games Workshop Group PLC	1,141	205,286
Gamma Communications PLC	1,255	25,212
Genel Energy PLC(1)	8,674	9,381
Georgia Capital PLC(1)	1,769	26,600
Glencore PLC(1)	170,008	823,214
Grafton Group PLC	6,351	76,282
Grainger PLC	18,182	54,248
Greggs PLC	4,778	164,415
GSK PLC, ADR(2)	23,865	814,512
Gulf Keystone Petroleum Ltd.	10,676	20,134
Gym Group PLC(1)	3,624	7,334
Haleon PLC, ADR(2)	15,226	147,083
Halfords Group PLC	3,874	7,401
Halma PLC	1,280	44,120
Harbour Energy PLC	8,634	28,492
Hargreaves Lansdown PLC	7,438	103,462
Hays PLC	36,679	36,736
Headlam Group PLC	1,141	1,924
Helios Towers PLC(1)	19,955	24,996
Hikma Pharmaceuticals PLC	4,871	119,278
Hill & Smith PLC	1,870	49,124
Hilton Food Group PLC	3,420	39,418
Hiscox Ltd.	4,569	61,040
Hochschild Mining PLC(1)	19,992	54,428
Hollywood Bowl Group PLC	7,163	29,179
Howden Joinery Group PLC	18,900	196,544
HSBC Holdings PLC, ADR(2)	35,130	1,647,246
Hunting PLC	2,569	9,900
Ibstock PLC	12,744	30,246
IG Group Holdings PLC	8,950	109,073
IMI PLC	3,283	76,054
Impax Asset Management Group PLC	2,916	12,384
Inchcape PLC	9,515	93,248
Indivior PLC(1)	3,418	38,542
Informa PLC	6,661	72,666
IntegraFin Holdings PLC	8,026	40,185
InterContinental Hotels Group PLC	1,161	144,863
Intermediate Capital Group PLC	3,734	100,624
International Distribution Services PLC	15,435	70,115
International Personal Finance PLC	4,374	7,382
International Workplace Group PLC	16,756	35,591
Intertek Group PLC	2,502	150,222
Investec PLC	14,255	103,602
IP Group PLC(1)(2)	29,947	16,712
J D Wetherspoon PLC	4,249	34,721
J Sainsbury PLC	54,123	179,990
JD Sports Fashion PLC	70,820	91,951
JET2 PLC	9,165	183,620
Johnson Matthey PLC	4,233	73,230
Johnson Service Group PLC	18,744	34,355
Jubilee Metals Group PLC(1)(2)	28,078	1,680

Jupiter Fund Management PLC	7,591	8,075
Just Group PLC	27,621	50,351
Kainos Group PLC	2,483	24,535
Keller Group PLC	2,897	54,791
Kingfisher PLC	49,958	157,567
Knights Group Holdings PLC	237	328
Lancashire Holdings Ltd.	6,023	48,640
Legal & General Group PLC	36,320	102,359
Liontrust Asset Management PLC	2,711	15,086
Lloyds Banking Group PLC, ADR(2)	203,885	550,489
London Stock Exchange Group PLC	1,946	278,898
M&G PLC	14,541	36,687
Marks & Spencer Group PLC	76,437	372,603
Marshalls PLC	1,809	7,298
Marston's PLC(1)	6,983	3,473
McBride PLC(1)	3,696	5,165
Me Group International PLC(2)	14,615	40,727
Mears Group PLC	5,903	27,451
Mitchells & Butlers PLC(1)	10,295	32,297
Mitie Group PLC	23,939	33,214
Molten Ventures PLC(1)	2,262	9,082
Mondi PLC	4,221	63,947
MONY Group PLC	15,541	38,757
Morgan Advanced Materials PLC	7,472	25,264
Mortgage Advice Bureau Holdings Ltd.	524	4,195
Motorpoint group PLC(1)	72	122
National Grid PLC, ADR(2)	6,591	419,715
NatWest Group PLC, ADR	40,973	423,661
Next 15 Group PLC	1,714	9,331
Next PLC	3,255	418,047
Nexxen International Ltd.(1)	765	3,767
Norcros PLC	2,404	7,707
Ocado Group PLC(1)	886	3,564
OSB Group PLC	11,073	56,503
Pagegroup PLC	15,349	70,420
Pan African Resources PLC	106,942	46,928
Pantheon Resources PLC(1)	44,951	14,045
Paragon Banking Group PLC	9,197	88,393
PayPoint PLC	2,613	27,240
Pearson PLC, ADR(2)	5,145	80,416
Pennon Group PLC	9,798	75,204
Persimmon PLC	3,579	57,334
Petra Diamonds Ltd.(1)(2)	4,880	2,110
Petrofac Ltd.(1)(2)	3,277	460
Phoenix Group Holdings PLC	7,538	49,337
Pinewood Technologies Group PLC	1,059	4,628
Playtech PLC(1)	3,187	29,577
Plus500 Ltd.	3,600	117,549
Prax Exploration & Production PLC(1)	154,073	3,470
Premier Foods PLC	10,225	25,439
Prudential PLC, ADR	5,306	86,753
PZ Cussons PLC(2)	7,423	7,516
Quilter PLC	64,501	123,458
Rathbones Group PLC	909	19,267
Reach PLC	11,421	12,944

Reckitt Benckiser Group PLC	5,513	341,972
RELX PLC, ADR	17,188	809,211
Renewi PLC	877	9,068
Renishaw PLC	80	3,186
Rentokil Initial PLC	13,762	69,075
RHI Magnesita NV	599	23,576
Rightmove PLC	24,667	202,800
Rio Tinto PLC, ADR	9,500	596,980
Rolls-Royce Holdings PLC(1)	53,734	382,234
Saga PLC(1)(2)	108	156
Sage Group PLC	4,743	79,189
Savannah Energy PLC(1)	44,665	57
Savills PLC	130	1,779
Schroders PLC	5,170	20,746
Serco Group PLC	23,913	47,738
Serica Energy PLC	17,231	28,202
Severn Trent PLC	2,008	68,930
Shell PLC, ADR	30,098	1,948,545
SIG PLC(1)	1,703	419
Smith & Nephew PLC, ADR(2)	3,049	78,603
Smiths Group PLC	2,384	53,733
Softcat PLC	3,864	77,675
Speedy Hire PLC	6,740	2,694
Spirax Group PLC	569	51,984
Spire Healthcare Group PLC	642	1,841
SSE PLC	16,596	374,294
SSP Group PLC	13,261	27,018
St. James's Place PLC	9,840	113,064
Standard Chartered PLC	41,463	512,606
SThree PLC	5,787	26,366
Strix Group PLC(1)(2)	2,672	1,821
Studio Retail Group PLC(1)	420	5
Synthomer PLC(1)	6,745	14,334
Tate & Lyle PLC	11,535	108,145
Tatton Asset Management PLC(2)	821	7,249
Taylor Wimpey PLC	59,085	98,594
TBC Bank Group PLC	2,175	83,911
Telecom Plus PLC	518	11,867
Tesco PLC	179,010	834,988
THG PLC(1)	13,796	8,397
TI Fluid Systems PLC	23,799	58,295
Topps Tiles PLC	1,038	527
TP ICAP Group PLC	32,066	107,201
Travis Perkins PLC	5,048	48,861
TUI AG(1)	12,237	97,483
Tullow Oil PLC(1)(2)	13,780	3,625
Unilever PLC, ADR	14,537	869,894
United Utilities Group PLC	5,814	82,857
Vanquis Banking Group PLC	9,000	5,241
Vertu Motors PLC	18,946	14,493
Vesuvius PLC	8,932	47,370
Victrex PLC	813	8,929
Vistry Group PLC(1)	5,023	41,965
Vodafone Group PLC, ADR	38,350	343,999
Vp PLC	87	663

Watches of Switzerland Group PLC(1)	8,607	50,961
Watkin Jones PLC(1)	3,373	931
Weir Group PLC	4,017	113,652
WH Smith PLC	2,791	43,708
Whitbread PLC	3,707	134,536
Wickes Group PLC	7,958	14,953
Wise PLC, Class A(1)	19,351	217,396
WPP PLC, ADR(2)	1,117	61,066
XP Power Ltd.(1)	317	5,245
Yellow Cake PLC(1)	9,982	69,178
YouGov PLC	1,701	9,542
Zigup PLC	9,590	46,291
		32,112,629
United States — 0.6%
Alcoa Corp.	424	19,750
Cleveland-Cliffs, Inc.(1)	590	7,346
CRH PLC	6,618	676,823
Gen Digital, Inc.	12	370
Newmont Corp.	6,802	289,320
Primo Brands Corp., Class A	1,200	34,224
Seadrill Ltd.(1)	869	35,316
Smurfit WestRock PLC	6,148	338,263
Viemed Healthcare, Inc.(1)	200	1,734
		1,403,146
TOTAL COMMON STOCKS (Cost $203,410,641)		244,203,865
RIGHTS — 0.0%
Italy — 0.0%
doValue SpA(1)(2)	97	139
Spain — 0.0%
Viscofan SA(1)(2)	283	434
Switzerland — 0.0%
Peach Property Group AG(1)(2)	168	677
United States — 0.0%
Resolute Forest Products, Inc.(1)	2,300	1,194
TOTAL RIGHTS (Cost $8,000)		2,444
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	79	6
Canada — 0.0%
Constellation Software, Inc.(1)	100	1
Italy — 0.0%
Fincantieri SpA(1)(2)	3,222	888
TOTAL WARRANTS (Cost $—)		895
SHORT-TERM INVESTMENTS — 8.3%
Money Market Funds — 8.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,316,207	1,316,207
State Street Navigator Securities Lending Government Money Market Portfolio(3)	19,326,611	19,326,611
TOTAL SHORT-TERM INVESTMENTS (Cost $20,642,818)		20,642,818
TOTAL INVESTMENT SECURITIES — 107.2% (Cost $224,061,459)		264,850,022
OTHER ASSETS AND LIABILITIES — (7.2)%		(17,898,575)
TOTAL NET ASSETS — 100.0%		$246,951,447

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	1	December 2024	$302,575	$17,601
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	22.2%
Industrials	18.6%
Consumer Discretionary	11.4%
Materials	10.4%
Health Care	7.8%
Energy	6.7%
Consumer Staples	6.2%
Information Technology	6.1%
Communication Services	4.1%
Utilities	3.5%
Real Estate	1.9%
Short-Term Investments	8.3%
Other Assets and Liabilities	(7.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $25,616,107. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $26,849,270, which includes securities collateral of $7,522,659.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$1,339,263	$16,231,323	—
Austria	—	627,856	—
Belgium	491,748	1,711,696	—
Canada	—	27,700,565	—
Denmark	3,745,805	2,838,440	—
Finland	170,797	2,112,363	—
France	3,061,170	17,851,104	—
Germany	1,737,462	15,590,800	—
Hong Kong	75,570	4,305,764	—
Ireland	62,234	707,084	—
Israel	634,630	1,987,610	—
Italy	477,937	5,601,482	—
Japan	5,821,945	47,883,084	—
Netherlands	3,167,104	5,673,185	—
New Zealand	—	584,502	—
Norway	251,468	1,519,625	—
Portugal	—	470,324	—
Singapore	206,119	3,541,160	—
Spain	1,710,532	3,845,235	—
Sweden	525,616	7,003,763	—
Switzerland	3,073,919	16,347,806	—
United Kingdom	12,532,549	19,580,080	—
United States	1,059,852	343,294	—
Rights	1,194	1,250	—
Warrants	—	895	—
Short-Term Investments	20,642,818	—	—
	$60,789,732	$204,060,290	—
Other Financial Instruments
Futures Contracts	$17,601	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.